THE GABELLI WESTWOOD FUNDS
                           ==========================
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2000

         EQUITY FUND                          SMALLCAP EQUITY FUND
         BALANCED FUND                        REALTY FUND
         INTERMEDIATE BOND FUND               MIGHTY MITES(SERVICE MARK) FUND

TO OUR SHAREHOLDERS,

     We are pleased to provide the September 30, 2000, annual report for the Gabelli Westwood Funds, including the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites(Service Mark) Fund.

MARKET COMMENTARY

     The past twelve months were characterized by notable reversals in the equity and fixed income markets: (1) After a surge toward the close of 1999 and early 2000, Technology peaked mid-March at extreme valuations, and subsequently produced negative returns as fundamentals deteriorated; (2) Utilities and Financials strengthened over the recent quarter to close the fiscal year at the top of the S&P 500; (3) interest rates, after rising all along the yield curve during the fourth quarter of 1999, inverted during 2000, as short-term yields continued to rise and intermediate- and long-term yields declined.

     By the end of September, the markets reflected concerns about the impact of a weak Euro on earnings, high energy prices, and global Central Bank rate increases. Data evidencing a moderation in growth and announcements of expected earnings disappointments by major companies exacerbated the concerns. REITs and Value stocks out-performed Growth stocks and International equities in 2000. The mega-cap stocks that had dominated narrow U.S. market performance in 1999 yielded to broader market participation in 2000 that was led by mid- and smaller-capitalization companies. The Funds benefited from investors' renewed focus on fundamentals and the accompanying sector rotations.

     Toward the close of the fiscal year, volatility was the dominant theme. In August, the markets swung toward growth stocks, only to turn back to value in September as earnings pre-announcement news began to make investors nervous. By quarter-end, the market was focused on the perceived safety of "old economy" sectors like health care and utilities. Value outperformed growth by the widest margin in history during the quarter. Based on signs of a slowing economy, the Federal Reserve Board (the "Fed") did not raise the Fed Funds rate (already at 6.50%) at their August 22 meeting. However, the Fed did maintain their bias toward higher rates, reflecting their concern over higher oil prices and potentially higher inflation.

EQUITY FUND

     For the twelve months ended September 30, 2000, the Equity Fund Class AAA's total return was 19.29% and the Class A's total return was 18.97%. The Standard & Poor's ("S&P") 500 Index and the Lipper Multi-Cap Value Fund Average had total returns of 13.27% and 11.94%, respectively, over the same twelve-month period. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category.

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Performance of Class A shares does not reflect the effect of the maximum 4% front end sales charge. (See performance table on page 31.)

     For the ten-year period ended September 30, 2000, the Class AAA's total return averaged 17.76% annually versus average annual total returns of 19.42% and 15.33% for the S&P 500 and Lipper Multi-Cap Value Fund Average, respectively. Since their respective inception dates of January 2, 1987 and January 28, 1994 through September 30, 2000, the Class AAA had a cumulative total return of 602.76% and the Class A had a cumulative total return of 205.86%, which equate to average annual total returns of 15.23% and 18.22%, respectively.

     As we pointed out last spring, the Fund had been positioned for a renewal of interest in companies whose future earnings growth potential had not been fully priced by the market. Performance for the fiscal year was led by an over-weighting in energy combined with strong stock selection. The Fund also benefited from being over-weighted in REITs and from stock selection in Health Care, Consumer Cyclicals and Consumer Staples. Although selective and underweighted in Technology, Fund stocks in that sector out performed.

     The Fund benefited from merger announcements throughout the fiscal year, as Pharmacia & Upjohn acquired Monsanto, Bestfoods received a bid from Unilever, Time Warner from AOL, International Home Foods from Conagra, and Warner-Lambert from Pfizer. Some of the top performing stocks for the year were Reliant Energy, Citigroup, The Walt Disney Co., Avon Products, and Hewlett-Packard.

     Through the third quarter of 2000, energy prices remained high as production increases by OPEC were seen as insufficient to offset high levels of demand. A re-emergence of political tensions also served to offset the effect of a release of oil from the U.S. Strategic Petroleum Reserve. We continue to find opportunities in the energy sector, as the market is pricing in earnings using commodity prices below the levels at which companies can sell oil and natural gas forward in the futures market.

     The   deregulation   of  the   electric   utility   industry   is  exposing
inefficiencies and creating opportunity. Well-run companies with strong management teams are capitalizing on these opportunities. As a sector, the majority of companies are beating consensus earnings estimates and the Fund is focused on companies capitalizing on the sale of excess electricity generation in high demand areas and investments in higher growth international markets.

     In the coming weeks, companies will begin to report third quarter earnings. As the number of pre-announcements has risen, so has investor uncertainty; however, what we are seeing is really a correction based on valuations, not fundamental changes. Expectations for certain groups may have been too high, but expectations have been too low for many sectors, and we are now seeing valuations adjust to the real level of growth. As we write this, we have made it through the worst part of earnings announcement season and are

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                     EQUITY FUND CLASS AAA AND S&P 500 INDEX

[GRAPH OMITTED - PLOT POINTS ARE AN EDGAR REPRESENTATION OF THAT GRAPH]
------------------------------------------------
Average Annual Total Return*
------------------------------------------------
One Year       5 Year    10 Year   Life of Class
------------------------------------------------
 19.29%        20.06%    17.76%       15.23%
------------------------------------------------

                               Equity Fund
                               (Class AAA)              S&P 500 Index
                 1/2/87          $10,000                   $10,000
                  9/87            13,165                    13,599
                  9/88            11,779                    11,893
                  9/89            15,322                    15,785
                  9/90            13,699                    14,305
                  9/91            16,396                    18,766
                  9/92            17,078                    20,841
                  9/93            20,508                    23,553
                  9/94            22,383                    24,421
                  9/95            28,169                    31,684
                  9/96            35,740                    38,116
                  9/97            49,893                    53,515
                  9/98            49,194                    58,383
                  9/99            58,920                    74,610
                  9/00            70,286                    84,511

     * Past performance is predictive of future results.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                      EQUITY FUND CLASS A AND S&P 500 INDEX

[GRAPH OMITTED - PLOT POINTS ARE AN EDGAR REPRESENTATION OF THAT GRAPH]
------------------------------------------------
Average Annual Total Return*
------------------------------------------------
One Year       5 Year       Life of Class
------------------------------------------------
 14.16%        18.75%         17.50%
------------------------------------------------

                       Equity Fund (Class A)           S&P 500 Index
        1/28/94             $ 9,600                       $10,000
          9/94                9,514                         9,896
          9/95               11,944                        12,839
          9/96               15,090                        15,445
          9/97               21,020                        21,685
          9/98               20,642                        23,658
          9/99               24,669                        30,233
          9/00               29,349                        34,245

     * Past performance is not predictive of future results.
       Includes effect of maximum sales charge of 4.00%.

expecting company quarterly reports to be largely in line with expectations. However, companies are likely to keep expectations low as the market continues to reflect on the effects of a weak Euro, rising interest rates, higher commodity prices, and a moderating economy. The rotation out of industries with high growth expectations will favor the value oriented, patient investor.

BALANCED FUND

     For the twelve months ended September 30, 2000, the Balanced Fund Class AAA's total return was 13.39% and the Class A's total return was 13.05%. A blended composite of 60% of the Standard & Poor's ("S&P") 500 and 40% of the Lehman Brothers Government/Corporate Bond ("LBG/C") and the Lipper Balanced Fund Average had total returns of 10.66% and 11.31%, respectively, over the same twelve-month period. Each index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       BALANCED FUND CLASS AAA AND A COMPOSITE OF 60% -- THE S&P 500 INDEX
         AND 40% -- THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

[GRAPH OMITTED - PLOT POINTS ARE AN EDGAR REPRESENTATION OF THAT GRAPH]
------------------------------------------------
Average Annual Total Return*
------------------------------------------------
One Year       5 Year       Life of Class
------------------------------------------------
 13.39%        14.92%          13.98%
------------------------------------------------

               Balanced Fund (Class AAA)       60% S&P 500 and 40% Lehman Bros.
                                                    Gov't./Corp. Bond Index
   10/1/91            $10,000                              $10,000
    9/92               10,797                               11,207
    9/93               12,621                               12,603
    9/94               13,291                               12,670
    9/95               16,203                               15,658
    9/96               19,300                               17,850
    9/97               24,762                               22,866
    9/98               25,455                               25,290
    9/99               28,652                               29,344
    9/00               32,489                               32,472

     * Past performance is not predictive of future results.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        BALANCED FUND CLASS A AND A COMPOSITE OF 60% -- THE S&P 500 INDEX
         AND 40% -- THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

[GRAPH OMITTED - PLOT POINTS ARE AN EDGAR REPRESENTATION OF THAT GRAPH]
------------------------------------------------
Average Annual Total Return*
------------------------------------------------
One Year       5 Year       Life of Class
------------------------------------------------
  8.51%        13.70%          13.54%
------------------------------------------------

               Balanced Fund (Class A)        60% S&P Index and 40% Lehman Bros.
                                                  Gov't. /Corp. Bond Index
       4/6/93          $ 9,600                           $10,000
       9/93              9,809                            10,443
       9/94             10,751                            10,499
       9/95             13,081                            12,975
       9/96             15,550                            14,792
       9/97             19,904                            18,949
       9/98             20,422                            20,958
       9/99             22,913                            24,318
       9/00             25,903                            26,910

     * Past performance is not predictive of future results.
       Includes effect of maximum sales charge of 4.00%.

     For the five-year period ended September 30, 2000, the Class AAA's total return averaged 14.92% annually and the Class A's total return averaged 14.63% annually, versus average annual total returns of 15.53% and 12.74% for the blended composite of 60% of the S P 500 and 40% of the LBG/C Index and the Lipper Balanced Fund Average, respectively. Since their respective inception dates of October 1, 1991 and April 6, 1993 through September 30, 2000, the Class AAA had a cumulative total return of 224.92% and the Class A had a cumulative total return of 169.80%, which equate to average annual total returns of 13.98% and 14.17%, respectively, excluding the effect of the front-end sales charge.

     The Balanced Fund is designed to give an investor exposure to equities but reduce overall risk through investments in short-to intermediate term fixed income securities. With that maturity proviso, strategies for the Equity and Intermediate Bond Funds that are discussed in this letter also apply to their respective components in the Balanced Fund.

INTERMEDIATE BOND FUND

     For the twelve months ended September 30, 2000, the Intermediate Bond Fund's total return was 6.40%. The Lehman Brothers Government/Corporate Bond ("LBG/C") Index and the Lipper Intermediate Investment Grade Debt Fund Average returned 6.74% and 6.12%, respectively, over the same twelve month period. The LBG/C index is an unmanaged indicator of market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category.

     For the five-year period ended September 30, 2000, the Fund's total return averaged 5.90% annually versus average annual total returns of 6.30% and 5.89% for the LBG/C Index and the Lipper Intermediate Investment Grade Debt Fund Average, respectively. Since inception on October 1, 1991 through September 30, 2000, the Fund had a cumulative total return of 72.54%, which equates to an average annual total return of 6.24%.

     Comparing Treasury yields at the beginning and the end of the fiscal year, all of the apparent action was in shorter maturities, where yields rose along with rate increases. The yield curve was inverted (short term rates higher than long term rates) during most of the year, although the degree of inversion decreased during the last six months amidst signs of a moderating economy. As a result the corporate sector, particularly lower rated issues, under-performed other investment grade sectors such as long-term Treasuries and mortgage-backed securities. The Fund benefited from an under-weighting in corporate bonds with an emphasis on higher-rated issues (such as Kimco Realty, Tyco International, and the World Bank) and an over-weighted position in asset-/mortgage-backed securities and the government sector, where long-term U.S. Treasuries were top performers.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                         THE INTERMEDIATE BOND FUND AND
               THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

[GRAPH OMITTED - PLOT POINTS ARE AN EDGAR REPRESENTATION OF THAT GRAPH]
------------------------------------------------
Average Annual Total Return*
------------------------------------------------
One Year       5 Year       Life of Fund
------------------------------------------------
  6.40%         5.90%           6.24%
------------------------------------------------

             Intermediate Bond Fund         Lehman Bros. Gov't./
                  (Class AAA)                 Corp. Bond Index
     10/1/91        $10,000                       $10,000
      9/92           11,186                        11,323
      9/93           12,331                        12,620
      9/94           11,658                        12,098
      9/95           12,956                        13,834
      9/96           13,540                        14,467
      9/97           15,084                        15,856
      9/98           16,623                        17,886
      9/99           16,229                        17,596
      9/00           17,268                        18,782

     * Past performance is not predictive of future results.

SMALLCAP EQUITY FUND

     For the twelve months ended September 30, 2000, the SmallCap Equity Fund's total return was 29.35%. The Russell 2000 Index and the Lipper Small Cap Growth Fund Average had total returns of 23.39% and 56.56%, respectively, over the same twelve-month period. The Russell 2000 Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Since inception on April 15, 1997 through September 30, 2000, the Fund had a cumulative total return of 145.12%, which equates to an average annual total return of 29.52%.

     The SmallCap Equity Fund posted strong performance for the fiscal year, despite the fade in performance in the Technology and Consumer Discretionary sectors. Technology valuations peaked in March, and consumers decreased retail spending in the face of rising gasoline and home energy prices. Health Care drove the strong performance of the Fund, based upon an overweight position of the top-performing smallcap sector and the quality of stock selection. Some of the top-performing stocks for the period were Protein Design Labs Inc., Molecular Devices, Transwitch Corp., Province Healthcare Co., and Smart Force.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
               THE SMALLCAP EQUITY FUND AND THE RUSSELL 2000 INDEX

[GRAPH OMITTED - PLOT POINTS ARE AN EDGAR REPRESENTATION OF THAT GRAPH]
------------------------------------------------
Average Annual Total Return*
------------------------------------------------
One Year       3 Year       Life of Fund
------------------------------------------------
 29.35%        19.18%          29.52%
------------------------------------------------

                        SmallCap Equity Fund
                            (Class AAA)                Russell 2000 Index
                  4/15/97     $10,000                        $10,000
                  9/30/97      14,480                         13,410
                  9/30/98      11,917                         10,862
                  9/30/99      18,941                         12,933
                  9/30/00      24,500                         15,958

     * Past performance is not predictive of future results.

     After the SmallCap market correction during the second quarter of 2000, third quarter returns appeared relatively flat. Intra quarter volatility continued, however. After a powerful August rally, technology stocks corrected in September despite robust second quarter earnings reports. Normal concerns over summer slowdowns were compounded by fear of slowing economic growth and the fears that a strong dollar and industry supply constraints would negatively impact earnings.

     The oil, financial, and health care sectors provided leadership in the quarter. Oil and natural gas stocks traded up as beneficiaries of rising prices and the prospect of strong near term earnings. Health Care stocks served as a safe harbor in an uncertain economic environment. Financial stocks benefited from a moderate inflation environment and steady Federal Reserve policy.

REALTY FUND
     For the twelve months ended September 30, 2000, the Realty Fund's total return was 24.87%. The National Association of REITs ( NAREIT") Index and the Lipper Real Estate Fund Average rose 19.42% and 22.01%, respectively, over the same twelve-month period. The NAREIT Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Since inception on September 30, 1997 through September 30, 2000, the Fund had a cumulative total return of 5.42%, which equates to an average annual total return of 1.77%.

     REIT stocks continued their strong performance during the second half of the Fund's fiscal year, topping most stock indices. Strong REIT performance has led to net positive mutual fund inflows and interest from overseas pension funds, as investors concluded the REIT bear market was over. Real estate fundamentals remain generally healthy. Since the deceleration in FFO (Funds From Operations) growth stabilized in the second quarter of 2000, the overall earnings outlook should begin to improve. Despite the sector's positive performance over recent months, discounts to NAV remain the norm. Top-performing Fund sectors during the fiscal year were Hotels, Office Property, Industrial/Warehouse and Apartments. Some of the leading holdings were Spieker Properties Inc., Essex Property, Boston Properties Inc., Centerpoint Properties Trust, and Catellus Development Corp.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
  THE REALTY FUND, THE RUSSELL 2000 INDEX AND THE NATIONAL ASSOCIATION OF REITS
                               ALL REIT INDEX

[GRAPH OMITTED - PLOT POINTS ARE AN EDGAR REPRESENTATION OF THAT GRAPH]
---------------------------------
Average Annual Total Return*
---------------------------------
One Year      Life of Fund
---------------------------------
 24.87%          1.77%
---------------------------------

            Realty Fund
            (Class AAA)         Russell 2000 Index       NARIT All REIT Index
   9/30/97    $10,000                $10,000                   $10,000
   9/30/98      8,950                  8,100                     8,540
   9/30/99      8,442                  9,645                     7,902
   9/30/00     10,542                 11,901                     9,437

     * Past performance is not predictive of future results.

MIGHTY MITES(SERVICE MARK) FUND
     For the twelve months ended September 30, 2000, the Mighty Mites Fund's total return was 22.98%. The Russell 2000 Index and the Lipper Small-Cap Value Fund Average had total returns of 23.39% and 20.66%, respectively, over the same twelve-month period. The Russell 2000 Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Since inception on May 11, 1998 through September 30, 2000, the Fund had a total

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                THE MIGHTY MITES FUND AND THE RUSSELL 2000 INDEX

[GRAPH OMITTED - PLOT POINTS ARE AN EDGAR REPRESENTATION OF THAT GRAPH]
---------------------------------
Average Annual Total Return*
---------------------------------
One Year      Life of Fund
---------------------------------
 22.98%          21.72%
---------------------------------

                    Mighty Mites Fund
                       (Class AAA)                Russell 2000 Index
           5/11/98      $10,000                          $10,000
           9/30/98        9,700                            7,570
           9/30/99       13,018                            9,014
           9/30/00       16,010                           11,122

     * Past performance is not predictive of future results.

return of 60.10%, which equates to an average annual return of 21.72%. The Gabelli Westwood Funds began offering Mighty Mites Class A Shares in June 2000. For the quarter ended September 30, 2000, the Mighty Mites Class A shares declined 0.50%.

     This quarter, our value oriented investments were the most rewarding. The Fund's performance leader board was dominated by small banks and utilities companies. The banks (such as Doral Financial Corp., East West Bancorp, Fidelity National Group, and BKF Capital Group) benefited from declining market interest rates, solid earnings gains, and ongoing consolidation in the industry--the neighborhood bank is fast going the way of the corner grocery store. On the utility side of the equation, Semco Energy, Connecticut Water Service, El Paso Electric, Delta Natural Gas, and Main Public Service posted good gains. Our utilities holdings were supported by high yields and respectable earnings, but the real force driving stock prices is accelerating merger and acquisition activity in the industry. In the newly deregulated utilities industry, companies are scrambling to cut costs and improve their competitive positions. One of the fastest and easiest ways to accomplish this is through buying other utilities to achieve economies of scale. Electric, natural gas, and water utilities serving the same markets are merging. Larger utilities are buying smaller companies operating on the periphery of their markets. This is a business where size now matters. Bigger fish are going to eat smaller fish. Micro-cap utilities are at the bottom of this food chain.

     For the year, the Fund's energy and utility holdings were the best performers as well. Bangor Hydro-Electric, Home-Stake Oil &Gas, and El Paso Electric benefited from the booming utility industry. Electronics stocks Oak Technology and Allen Organ have enhanced the Fund's performance for the year. Health Care industry holdings such as Matrix Pharmaceutical, American Service Group, and Sterile Recoveries were also atop the leaderboard. Our biggest disappointments came from the Broadcasting industry, where Granite Broadcasting, Salem Communication, and CTN Media Group dropped considerably.

     Higher energy costs are problematic to small electric utilities, many of which do not have their own generating capacity. Wholesale electricity prices are up sharply and, in some instances, are now higher than the prices utilities can charge their customers. This will have a negative impact on near term earnings. However, it will also help push smaller electric utilities into the arms of larger ones with their own generating assets or greater purchasing power leverage in the wholesale market. We believe this will work to the portfolio's advantage.

CAPITAL MARKETS OUTLOOK

     Westwood's capital markets analysis remains an important tool for assessing the risk and reward relationships among the various asset classes. Overall, we believe that the outlook for the market is good. As we look ahead to 2001, we anticipate a downshift in U.S. economic activity, but still steady growth, in response to restrained consumer activity and lower capital expenditures by firms. Although somewhat offset by productivity gains, we expect inflation to drift higher, as energy prices abate but remain at a high level and the U.S dollar weakens modestly (especially versus the Euro). Rising labor costs could result in margin compression, although the weakening dollar could benefit many multinational firms. We see profits growing at a respectable rate in this environment. With the economy continuing to post good growth we see many opportunities in stocks, despite evidence that the largest capitalization stocks are slightly overvalued.

MULTI-CLASS SHARES

     The Board of Trustees has authorized The Gabelli Westwood Funds to begin offering Class B and Class C Shares, which will be available at net asset value and subject to a contingent deferred sales charge if sold within a designated time period. Our Class AAA will remain no-load. The Board of Trustees determined that expanding the types of fund shares available through various distribution options will enhance the ability of the Funds to attract additional investors.

MINIMUM INITIAL INVESTMENT - $1,000

     The Fund's minimum initial investment for regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan.

WWW.GABELLI.COM

     Please visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can e-mail us at info gabelli.com.

     Westwood maintains a website that we encourage you to visit to obtain further information as well as to share your comments: www westwoodgroup.com. We appreciate your confidence in Westwood and our team will continue to work hard in order to meet your investment objectives.

IN CONCLUSION

     The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800 GABELLI (1-800-422-3554) or 1-800-WESTWOOD (1-800-937-8966). Please call us during the business day for further information.

                                   Sincerely,

                                   /S/ SUSAN M. BYRNE
                                   SUSAN M. BYRNE
                                   President and Chief Investment Officer

October 16, 2000

          ---------------------------------------------------
                         NASDAQ SYMBOLS TABLE
          ---------------------------------------------------
          Gabelli Westwood Fund                 Nasdaq Symbol
          ---------------------                 -------------
          Equity - Class AAA                       WESWX
          Balanced - Class AAA                     WEBAX
          Intermediate Bond                        WEIBX
          SmallCap Equity                          WESCX
          Realty                                   WESRX
          Mighty Mites(Service Mark) Class AAA     WEMMX
          Equity - Class A                         WEECX
          Balanced - Class A                       WEBCX

THE GABELLI WESTWOOD EQUITY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                COMMON STOCKS -- 98.4%
                AUTOMOTIVE -- 0.2%
   20,000       Lear Corp.+ ....................     $    428,388   $   411,250
                                                     ------------   -----------
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.6%
   78,500       Visteon Corp. ..................        1,245,450     1,187,312
                                                     ------------   -----------
                BROADCASTING -- 2.9%
   83,076       Clear Channel Communications Inc.+      5,063,546     4,693,794
   70,000       Entravision Communications
                  Corp. Cl. A+ ..................       1,150,138     1,216,250
                                                     ------------   -----------
                                                        6,213,684     5,910,044
                                                     ------------   -----------
                BUSINESS SERVICES -- 0.1%
    3,100       United Parcel Service Inc., Cl .B         156,705       174,762
                                                     ------------   -----------
                COMPUTER HARDWARE -- 6.6%
  186,500       Compaq Computer Corp. ..........        5,117,749     5,143,670
   33,500       Hewlett-Packard Co. ............        2,125,201     3,249,500
   46,000       International Business Machines
                  Corp. ........................        4,586,431     5,175,000
                                                     ------------   -----------
                                                       11,829,381    13,568,170
                                                     ------------   -----------
                COMPUTER SOFTWARE AND SERVICES -- 1.4%
   50,100       Intuit Inc.+ ...................        2,281,247     2,855,700
                                                     ------------   -----------
                CONSUMER PRODUCTS -- 2.7%
  134,700       Avon Products Inc. .............        4,172,212     5,505,862
                                                     ------------   -----------
                ENERGY AND UTILITIES -- 24.4%
   67,100       Anadarko Petroleum Corp. .......        4,301,477     4,459,466
   98,400       Apache Corp. ...................        3,731,857     5,817,900
  186,600       Conoco Inc., Cl. B .............        4,834,551     5,026,537
   99,306       Devon Energy Corp. .............        4,202,394     5,973,256
   48,600       Duke Energy Corp. ..............        3,856,813     4,167,450
   66,300       Exxon Mobil Corp. ..............        5,247,547     5,908,987
  111,600       Florida Progress Corp. .........        4,600,879     5,907,825
  163,600       Reliant Energy Inc. ............        4,056,898     7,607,400
  129,000       Williams Companies Inc. (The) ..        5,253,074     5,450,250
                                                     ------------   -----------
                                                       40,085,490    50,319,071
                                                     ------------   -----------
                ENTERTAINMENT -- 5.2%
  131,000       Disney (Walt) Co. ..............        3,982,634     5,010,750
   73,800       Time Warner Inc. ...............        4,774,429     5,774,850
                                                     ------------   -----------
                                                        8,757,063    10,785,600
                                                     ------------   -----------
                EQUIPMENT AND SUPPLIES -- 2.5%
  157,600       Deere & Co. ....................        6,191,080     5,240,200
                                                     ------------   -----------
                FINANCIAL SERVICES -- 15.1%
  113,312       ABN Amro Holding NV, ADR .......        2,280,875     2,620,340
  116,700       Chase Manhattan Corp. ..........        5,638,081     5,390,081
  103,033       Citigroup Inc. .................        2,622,592     5,570,222
   78,700       Hartford Financial Services Group
                  Inc. .........................        5,249,834     5,740,181
  208,000       MetLife Inc.+ ..................        4,992,264     5,447,000
   97,700       PNC Financial Services Group ...        4,477,128     6,350,500
                                                     ------------   -----------
                                                       25,260,774    31,118,324
                                                     ------------   -----------
                FOOD AND BEVERAGE -- 5.4%
  139,200       Anheuser Busch Companies Inc. ..        3,661,353     5,889,900
  149,100       General Mills Inc. .............        4,931,632     5,293,050
                                                     ------------   -----------
                                                        8,592,985    11,182,950
                                                     ------------   -----------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                HEALTH CARE -- 9.3%
   70,600       Baxter International Inc. ......     $  4,808,510    $5,634,762
  109,973       Pharmacia Corp. ................        4,919,807     6,619,000
   72,100       WellPoint Health Networks Inc.+         4,476,866     6,921,600
                                                     ------------   -----------
                                                       14,205,183    19,175,362
                                                     ------------   -----------
                HOTELS AND GAMING -- 1.4%
   95,100       Starwood Hotels & Resorts
                  Worldwide Inc. .................      2,284,988     2,971,875
                                                     ------------   -----------
                METALS AND MINING -- 1.5%
  123,600         Alcoa Inc. .....................      2,643,480     3,128,625
                                                     ------------   -----------
                REAL ESTATE INVESTMENT TRUSTS -- 2.3%
   61,800       Kimco Realty Corp. ...............      2,464,522     2,611,050
   59,600       Vornado Realty Trust .............      2,196,463     2,212,650
                                                     ------------   -----------
                                                        4,660,985     4,823,700
                                                     ------------   -----------
                RETAIL -- 4.0%
  259,400       Limited Inc. .....................      4,785,170     5,723,013
   64,200       Tiffany & Co. ....................      1,342,039     2,475,713
                                                     ------------   -----------
                                                        6,127,209     8,198,726
                                                     ------------   -----------
                TELECOMMUNICATIONS -- 7.8%
   80,500       AT&T Corp. .....................        2,571,548     2,364,688
   26,200       Qwest Communications
                  International Inc.+ ..........        1,268,211     1,259,238
  126,500       SBC Communications Inc. ........        4,824,154     6,325,000
   90,404       Verizon Communications .........        3,398,117     4,378,944
   58,250       WorldCom Inc.+ .................        1,512,259     1,769,344
                                                     ------------   -----------
                                                       13,574,289    16,097,214
                                                     ------------   -----------
                TRANSPORTATION -- 5.0%
  122,800       AMR Corp. ......................        4,080,429     4,014,025
   12,600       Delta Air Lines Inc. ...........          643,358       559,125
  128,200       Federal Express Corp.+ .........        5,174,689     5,684,388
                                                     ------------   -----------
                                                        9,898,476    10,257,538
                                                     ------------   -----------
                TOTAL COMMON STOCKS ............      168,609,069   202,912,285
                                                     ------------   -----------
                TOTAL INVESTMENTS -- 98.4% .....     $168,609,069   202,912,285
                                                     ============

                OTHER ASSETS AND
                  LIABILITIES (NET) -- 1.6% ....                      3,314,291
                                                                   ------------
                NET ASSETS -- 100.0%
                  (18,542,729 shares outstanding)                  $206,226,576
                                                                   ============
    --------------------
                For Federal tax purposes:
                  Aggregate cost ................                  $168,852,479
                                                                   ============
                  Gross unrealized appreciation .                  $ 36,070,184
                  Gross unrealized depreciation .                    (2,010,378)
                                                                   ------------
                  Net unrealized appreciation ...                  $ 34,059,806
                                                                   ============

    +     Non-income producing security.
    ADR - American Depositary Receipt.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000

    SHARES                                                COST         VALUE
    ------                                                ----         -----
                COMMON STOCKS -- 60.7%
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.5%
    47,800      Visteon Corp. ..................     $    758,376   $   722,975
                                                     ------------   -----------
                BROADCASTING -- 1.3%
    34,374      Clear Channel Communications Inc.+      2,098,531     1,942,131
                                                     ------------   -----------
                BUSINESS SERVICES -- 0.0%
     1,000      United Parcel Service Inc., Cl. B          51,550        56,375
                                                     ------------   -----------
                COMPUTER HARDWARE -- 4.2%
    82,300      Compaq Computer Corp. ..........        2,263,620     2,269,834
    16,800      Hewlett-Packard Co. ............        1,039,884     1,629,600
    19,400      International Business
                   Machines Corp. ..............        1,924,573     2,182,500
                                                     ------------   -----------
                                                        5,228,077     6,081,934
                                                     ------------   -----------
                COMPUTER SOFTWARE AND SERVICES -- 1.1%
    27,100      Intuit Inc.+ ...................        1,254,708     1,544,700
                                                     ------------   -----------
                CONSUMER PRODUCTS -- 1.8%
    63,300      Avon Products Inc. .............        1,946,289     2,587,387
                                                     ------------   -----------
                ENERGY AND UTILITIES -- 14.9%
    28,900      Anadarko Petroleum Corp. .......        1,851,946     1,920,694
    42,800      Apache Corp. ...................        1,471,413     2,530,550
    79,900      Conoco Inc., Cl. B .............        2,070,653     2,152,306
    43,138      Devon Energy Corp. .............        1,782,178     2,594,751
    20,800      Duke Energy Corp. ..............        1,650,619     1,783,600
    29,800      Exxon Mobil Corp. ..............        2,355,780     2,655,925
    49,900      Florida Progress Corp. .........        2,041,764     2,641,581
    70,000      Reliant Energy Inc. ............        1,791,318     3,255,000
    56,200      Williams Companies Inc. (The) ..        2,288,467     2,374,450
                                                     ------------   -----------
                                                       17,304,138    21,908,857
                                                     ------------   -----------
                ENTERTAINMENT -- 3.3%
    57,800      Disney (Walt) Co. ..............        1,664,095     2,210,850
    32,700      Time Warner Inc. ...............        2,141,009     2,558,775
                                                     ------------   -----------
                                                        3,805,104     4,769,625
                                                     ------------   -----------
                EQUIPMENT AND SUPPLIES -- 1.5%
    68,000      Deere & Co. ....................        2,594,224     2,261,000
                                                     ------------   -----------
                FINANCIAL SERVICES -- 6.1%
    57,687      ABN Amro Holding NV, ADR .......        1,178,574     1,334,012
    53,100      Chase Manhattan Corp. ..........        2,566,062     2,452,556
    44,833      Citigroup Inc. .................        1,061,195     2,423,784
    42,600      PNC Financial Services Group ...        1,948,356     2,769,000
                                                     ------------   -----------
                                                        6,754,187     8,979,352
                                                     ------------   -----------
                FINANCIAL SERVICES: INSURANCE -- 3.2%
    33,500      Hartford Financial Services
                  Group Inc. ...................        2,235,856     2,443,406
    88,600      MetLife Inc.+ ..................        2,125,771     2,320,212
                                                     ------------   -----------
                                                        4,361,627     4,763,618
                                                     ------------   -----------

    SHARES                                                COST         VALUE
    ------                                                ----         -----
                FOOD AND BEVERAGE -- 3.4%
    63,200      Anheuser Busch Companies Inc. ..     $  1,684,784  $  2,674,150
    65,900      General Mills Inc. .............        2,179,708     2,339,450
                                                     ------------   -----------
                                                        3,864,492     5,013,600
                                                     ------------   -----------
                HEALTH CARE -- 5.8%
    30,700      Baxter International Inc. ......        2,090,365     2,450,244
    49,855      Pharmacia Corp. ................        2,257,526     3,000,648
    32,500      WellPoint Health Networks Inc.+         1,983,250     3,120,000
                                                     ------------   -----------
                                                        6,331,141     8,570,892
                                                     ------------   -----------
                HOTELS AND GAMING -- 1.0%
    46,000      Starwood Hotels & Resorts
                  Worldwide Inc. ...............        1,315,509     1,437,500
                                                     ------------   -----------
                METALS AND MINING -- 1.1%
    64,400      Alcoa Inc. ....................         1,316,526     1,630,125
                                                     ------------   -----------
                REAL ESTATE INVESTMENT TRUSTS -- 1.5%
    30,400      Kimco Realty Corp. .............        1,193,102     1,284,400
    25,500      Vornado Realty Trust ...........          915,073       946,687
                                                     ------------   -----------
                                                        2,108,175     2,231,087
                                                     ------------   -----------
                RETAIL -- 2.2%
   102,200      Limited Inc. ...................        1,841,461     2,254,787
    25,400      Tiffany & Co. ..................          531,580       979,487
                                                     ------------   -----------
                                                        2,373,041     3,234,274
                                                     ------------   -----------
                TELECOMMUNICATIONS -- 4.6%
    33,300      AT&T Corp. .....................        1,063,758       978,187
    15,400      Qwest Communications
                  International Inc.+ ..........          745,437       740,163
    48,900      SBC Communications Inc. ........        1,857,409     2,445,000
    35,138      Verizon Communications .........        1,315,070     1,701,997
    29,000      WorldCom Inc.+ .................        1,153,972       880,875
                                                     ------------   -----------
                                                        6,135,646     6,746,222
                                                     ------------   -----------
                TRANSPORTATION -- 3.2%
    57,200      AMR Corp. ......................        1,900,111     1,869,725
     5,400      Delta Air Lines Inc. ...........          245,505       239,625
    59,800      Federal Express Corp.+ .........        2,413,777     2,651,532
                                                     ------------   -----------
                                                        4,559,393     4,760,882
                                                     ------------   -----------
                TOTAL COMMON STOCKS ............       74,160,734    89,242,536
                                                     ------------   -----------
 PRINCIPAL
   AMOUNT
 ---------
                ASSET BACKED SECURITIES -- 2.0%
$   44,371      EQCC Home Equity Loan Trust 93-3
                  Cl. A, 5.15%, 09/15/08 .......           42,759        43,076
 1,000,000      GS Mortgage Securities Corp. II
                  97-GL Cl. A2D, 6.94%, 07/13/30        1,012,229       986,870
 1,000,000      GS Mortgage Securities Corp. II
                  98-GLII Cl. A2, 6.56%, 04/13/31       1,009,445       955,580
 1,000,000      Premier Auto Trust 1998-1A4,
                  5.70%, 10/06/02                         999,940       994,485
                                                     ------------   -----------
                  TOTAL ASSET BACKED SECURITIES         3,064,373     2,980,011
                                                     ------------   -----------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                 COST         VALUE
 ---------                                                ----         -----
                CORPORATE BONDS -- 9.9%
                COMPUTER HARDWARE -- 0.5%
$  675,000      International Business Machines Corp.,
                  7.25%, 11/01/02 ..............     $    677,076   $   682,162
                                                     ------------   -----------
                DIVERSIFIED INDUSTRIAL -- 0.9%
 1,330,000      Tyco International Ltd.
                  6.38%, 06/15/05 ..............        1,323,381     1,286,735
                                                     ------------   -----------
                ENERGY AND UTILITIES -- 1.0%
 1,500,000      Conoco Inc.
                  5.90%, 04/15/04 ..............        1,426,558     1,453,172
                                                     ------------   -----------
                FINANCIAL SERVICES -- 2.2%
 1,500,000      General Electric Capital Corp.
                  7.50%, 05/15/05 ..............        1,493,139     1,539,867
   850,000      Golden State Holdings
                  7.13%, 08/01/05 ..............          843,361       787,007
   920,000      Nipsco Capital Markets Inc.
                  7.39%, 04/01/04 ..............          939,522       897,745
                                                     ------------   -----------
                                                        3,276,022     3,224,619
                                                     ------------   -----------
                REAL ESTATE INVESTMENT TRUSTS -- 1.6%
 1,600,000      Archstone Communities Trust
                  7.20%, 03/01/13 ..............        1,537,870     1,436,576
 1,030,000      Kimco Realty Corp.
                 7.46%, 05/29/07 ...............        1,059,303     1,004,909
                                                     ------------   -----------
                                                        2,597,173     2,441,485
                                                     ------------   -----------
                RETAIL -- 1.6%
 1,625,000      Neiman Marcus Group Inc.
                  6.65%, 06/01/08 ..............        1,623,484     1,462,256
   870,000      Wal-Mart Stores Inc.
                  7.50%, 05/15/04 ..............          921,902       894,055
                                                     ------------   -----------
                                                        2,545,386     2,356,311
                                                     ------------   -----------
                TELECOMMUNICATIONS -- 2.1%
 1,685,000      GTE Corp.
                  6.46%, 04/15/08 ..............        1,703,121     1,594,735
 1,515,000      MCI WorldCom Inc.
                 6.40%, 08/15/05 ...............        1,478,623     1,469,199
                                                     ------------   -----------
                                                        3,181,744     3,063,934
                                                     ------------   -----------
                TOTAL CORPORATE BONDS ..........       15,027,340    14,508,418
                                                     ------------   -----------

                U.S. GOVERNMENT OBLIGATIONS -- 18.8%
                U.S. TREASURY NOTES -- 18.8%
                U.S. Treasury Notes
 1,750,000       5.75%, 11/15/00 ...............        1,748,169     1,748,906
   645,000       7.75%, 02/15/01 ...............          649,768       648,427
 1,590,000       5.75%, 06/30/01 ...............        1,590,315     1,583,541


 PRINCIPAL
   AMOUNT                                                 COST         VALUE
 ---------                                                ----         -----
$1,575,000       6.63%, 06/30/01 ...............     $  1,587,492  $  1,578,446
 1,570,000       6.25%, 01/31/02 ...............        1,563,842     1,571,473
 6,300,000       6.63%, 04/30/02 ...............        6,384,172     6,351,188
   320,000       6.25%, 06/30/02 ...............          317,182       321,100
 1,100,000       6.38%, 08/15/02 ...............        1,112,226     1,106,875
 1,800,000       7.25%, 05/15/04 ...............        1,855,788     1,877,063
 1,250,000       7.50%, 02/15/05 ...............        1,308,694     1,326,563
 1,200,000       7.00%, 07/15/06 ...............        1,249,433     1,262,250
 1,445,000       6.63%, 05/15/07 ...............        1,476,628     1,498,284
 3,400,000       6.13%, 08/15/07 ...............        3,360,635     3,437,189
 3,320,000       6.00%, 08/15/09 ...............        3,284,713     3,334,525
                                                     ------------   -----------
                                                       27,489,057    27,645,830
                                                     ------------   -----------
                TOTAL U.S. GOVERNMENT
                  OBLIGATIONS ..................       27,489,057    27,645,830
                                                     ------------   -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.7%
                FEDERAL HOME LOAN BANK -- 1.0%
 1,500,000      Federal Home Loan Bank,
                 5.88%, 09/17/01 ...............        1,498,903     1,491,638
                                                     ------------   -----------
                FEDERAL HOME LOAN MORTGAGE CORP. -- 0.9%
 1,425,000      Federal Home Loan Mortgage Corp.,
                 6.63%, 09/15/09 ...............        1,379,146     1,409,539
                                                     ------------   -----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.8%
                Federal National Mortgage Association,
 1,700,000       6.25%, 11/15/02 ...............        1,692,555     1,692,564
 2,600,000       6.50%, 08/15/04 ...............        2,589,519     2,598,799
 1,000,000       7.00%, 07/15/05 ...............        1,011,670     1,018,388
 1,265,000       6.00%, 05/15/08 ...............        1,209,674     1,209,561
 1,325,000       6.50%, 04/29/09 ...............        1,267,366     1,258,207
   762,113       6.00%, 05/01/11 ...............          753,964       738,633
                                                     ------------   -----------
                                                        8,524,748     8,516,152
                                                     ------------   -----------
                TOTAL U.S. GOVERNMENT
                  AGENCY OBLIGATIONS ...........       11,402,797    11,417,329
                                                     ------------   -----------
                TOTAL INVESTMENTS -- 99.1% .....     $131,144,301   145,794,124
                                                     ============
                OTHER ASSETS AND
                 LIABILITIES (NET) -- 0.9% ......                     1,275,580
                                                                    -----------
                NET ASSETS -- 100.0%
                  (11,863,774 shares outstanding)                  $147,069,704
                                                                   ============
--------------------
                For Federal tax purposes:
                  Aggregate cost ...............                   $131,365,038
                                                                   ============
                  Gross unrealized appreciation                    $ 16,237,218
                  Gross unrealized depreciation                      (1,808,132)
                                                                   ------------
                  Net unrealized appreciation ..                   $ 14,429,086
                                                                   ============
    +     Non-income producing security.
    ADR - American Depositary Receipt.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                 COST         VALUE
 ---------                                                ----         -----
                ASSET BACKED SECURITIES -- 3.7%
$   16,638      EQCC Home Equity Loan Trust,
                  93-3 Cl. A, 5.15%, 09/15/08 ..      $    16,627    $   16,153
   225,000      GS Mortgage Securities Corp. II,
                  97-GL Cl. A2D, 6.94%, 07/13/30          231,814       222,046
                                                      -----------    ----------
                TOTAL ASSET BACKED SECURITIES ..          248,441       238,199
                                                      -----------    ----------
                CORPORATE BONDS -- 29.9%
                COMPUTER HARDWARE -- 1.2%
    75,000      International Business Machines Corp.,
                  7.25%, 11/01/02 ..............           75,231        75,796
                                                      -----------    ----------
                DIVERSIFIED INDUSTRIAL -- 2.2%
   150,000      Tyco International Ltd.,
                  6.38%, 06/15/05 ..............          154,153       145,120
                                                      -----------    ----------
                ENERGY AND UTILITIES -- 3.3%
   125,000      Conoco Inc., 5.90%, 04/15/04              118,880       121,098
    50,000      Forman Petroleum Corp.,
                  13.50%, 06/01/04+ (a) ........           50,498        16,000
    75,610      Niagara Mohawk Holdings Inc.,
                  7.38%, 07/01/03 ..............           76,666        75,790
                                                      -----------    ----------
                                                          246,044       212,888
                                                      -----------    ----------
                FINANCIAL SERVICES -- 9.9%
   150,000      General Electric Capital Corp.,
                  7.50%, 05/15/05 ..............          149,314       153,987
   150,000      Golden State Holdings,
                  7.13%, 08/01/05 ..............          149,543       138,883
   125,000      Goldman Sachs Group Inc.,
                  6.65%, 05/15/09 ..............          115,565       118,430
   200,000      International Bank for
                Reconstruction & Development,
                  8.63%, 10/15/16 ..............          257,595       226,632
                                                      -----------    ----------
                                                          672,017       637,932
                                                      -----------    ----------
                HEALTH CARE -- 2.1%
   140,000      Lilly (Eli) & Co., 7.13%, 06/01/25        139,045       136,624
                                                      -----------    ----------
                REAL ESTATE INVESTMENT TRUSTS -- 3.2%
   150,000      Archstone Communities Trust,
                  7.20%, 03/01/13 ..............          144,633       134,679
    75,000      Kimco Realty Corp., 7.46%, 05/29/07        77,595        73,173
                                                      -----------    ----------
                                                          222,228       207,852
                                                      -----------    ----------
                RETAIL -- 4.9%
   120,000      Neiman Marcus Group Inc.,
                  6.65%, 06/01/08 ..............          119,888       107,982
   200,000      Wal-Mart Stores Inc., 7.50%, 05/15/04     214,954       205,530
                                                      -----------    ----------
                                                          334,842       313,512
                                                      -----------    ----------
                TELECOMMUNICATIONS -- 3.1%
    50,000      GTE Corp., 6.46%, 04/15/08 .....           50,642        47,321
   160,000      MCI WorldCom Inc.,
                  6.40%, 08/15/05 ..............          156,158       155,163
                                                      -----------    ----------
                                                          206,800       202,484
                                                      -----------    ----------
                TOTAL CORPORATE BONDS ..........        2,050,360     1,932,208
                                                      -----------    ----------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.0%
                FEDERAL HOME LOAN BANK -- 4.2%
   275,000      Federal Home Loan Bank,
                     5.88%, 09/17/01 ...........          274,799       273,467
                                                      -----------    ----------

 PRINCIPAL
   AMOUNT                                                 COST         VALUE
 ---------                                                ----         -----
                FEDERAL HOME LOAN MORTGAGE CORP. -- 3.5%
  $225,000      Federal Home Loan Mortgage Corp.,
                   6.63%, 09/15/09 ................   $   218,972    $  222,559
                                                      -----------    ----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.9%
                FNMA,
   275,000         6.25%, 11/15/02 ................       271,962       273,797
    75,000         6.50%, 08/15/04 ................        74,155        74,965
    80,000         7.00%, 07/15/05 ................        80,934        81,471
   225,000         7.13%, 03/15/07 ................       224,497       230,974
   112,986      FNMA, Pool #344800, 6.00%, 05/01/11       111,764       109,505
                                                      -----------    ----------
                                                          763,312       770,712
                                                      -----------    ----------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.4%
   153,465      GNMA, Pool #780977,
                   7.50%, 12/15/28 ................       150,693       154,128
                                                      -----------    ----------
                TOTAL U.S. GOVERNMENT
                   AGENCY OBLIGATIONS .............     1,407,776     1,420,866
                                                      -----------    ----------

                U.S. GOVERNMENT OBLIGATIONS -- 42.1%
                U.S. TREASURY BONDS -- 14.6%
                U.S. Treasury Bonds,
   270,000         7.25%, 05/15/16 ................       286,415       300,544
   120,000         7.13%, 02/15/23 ................       123,875       134,813
   500,000         6.13%, 11/15/27 ................       515,039       504,219
                                                      -----------    ----------
                                                          925,329       939,576
                                                      -----------    ----------
                U.S. TREASURY NOTES -- 27.5%
                U.S. Treasury Notes,
   175,000         5.75%, 11/15/00 ................       175,303       174,891
   530,000         6.25%, 06/30/02 ................       540,455       531,822
   195,000         6.25%, 02/15/03 ................       197,147       196,219
   175,000         7.50%, 02/15/05 ................       182,735       185,719
   200,000         7.00%, 07/15/06 ................       207,366       210,375
   265,000         6.63%, 05/15/07 ................       272,501       274,772
   200,000         6.00%, 08/15/09 ................       198,217       200,875
                                                      -----------    ----------
                                                        1,773,724     1,774,673
                                                      -----------    ----------
                TOTAL U.S. GOVERNMENT
                 OBLIGATIONS ......................     2,699,053     2,714,249
                                                      -----------    ----------
                WARRANTS -- 0.0%
                ENERGY AND UTILITIES -- 0.0%
        50      Forman Petroleum Corp.,
                   13.50%, 06/01/04+ (a) ..........             1             1
                                                      -----------    ----------
                TOTAL INVESTMENTS -- 97.7% ........   $ 6,405,631     6,305,523
                                                      ===========

                OTHER ASSETS AND
                  LIABILITIES (NET) -- 2.3% ......                      145,938
                                                                     ----------
                NET ASSETS -- 100.0%
                  (640,076 shares outstanding) ...                   $6,451,461
                                                                     ==========
--------------------
             For Federal tax purposes:
                Aggregate cost .................                     $6,408,879
                                                                     ==========
                Gross unrealized appreciation ..                     $   62,991
                Gross unrealized depreciation ..                       (166,347)
                                                                     ----------
                Net unrealized depreciation ....                     $ (103,356)
                                                                     ==========
   (a) Security fair valued under procedures established by Board of Trustees.
   +   Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD SMALLCAP EQUITY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                COMMON STOCKS -- 94.7%
                BUSINESS SERVICES -- 3.0%
   16,900       SpeechWorks International Inc.+        $  944,760    $1,047,800
                                                       ----------    ----------
                COMMUNICATIONS EQUIPMENT -- 7.0%
   13,975       Dycom Industries Inc.+ .........          529,881       581,709
   15,700       MCK Communications Inc.+ .......          513,135       355,212
    8,100       MKS Instruments Inc. + .........          212,765       221,737
   12,100       Proxim Inc.+ ...................          601,340       538,450
    8,700       Tut Systems Inc.+ ..............          458,118       750,919
                                                       ----------    ----------
                                                        2,315,239     2,448,027
                                                       ----------    ----------
                COMPUTER SOFTWARE AND SERVICES -- 19.4%
   18,800       Actuate Corp.+ .................          528,693       649,481
   16,500       Aspen Technology Inc.+ .........          638,847       744,562
   19,100       Data Return Corp.+ .............          429,542       386,775
    6,500       IONA Technologies plc, ADR+ ....          339,293       451,750
   15,749       NetIQ Corp.+ ...................          640,927     1,034,512
   11,600       Packeteer Inc.+ ................          342,201       440,075
   19,600       PC-Tel Inc.+ ...................          602,618       455,700
   18,850       Pegasus Systems Inc.+ ..........          366,064       368,753
    9,400       SERENA Software Inc.+ ..........          265,625       432,987
   10,600       SmartForce plc, ADR+ ...........          250,794       502,175
   26,100       Verity Inc.+ ...................          957,082       931,444
   20,300       Witness Systems Inc.+ ..........          384,482       366,669
                                                       ----------    ----------
                                                        5,746,168     6,764,883
                                                       ----------    ----------
                CONSUMER PRODUCTS -- 2.3%
   31,000       Concord Camera Corp.+ ..........          734,867       794,375
                                                       ----------    ----------
                ELECTRONICS -- 16.2%
   10,000       Benchmark Electronics Inc.+ ....          401,814       520,000
   23,500       Brooks Automation Inc.+ ........          812,905       778,437
   16,000       Credence Systems Corp.+ ........          803,911       480,000
    9,900       DuPont Photomasks Inc.+ ........          663,479       581,625
   20,400       ESS Technology Inc.+ ...........          367,128       291,975
    5,100       Keithley Instruments Inc. ......          272,815       357,000
    7,300       Merix Corp.+ ...................          384,722       473,131
   18,400       Pericom Semiconductor Corp.+ ...          464,240       680,800
   10,600       Semtech Corp.+ .................          261,828       457,125
    6,650       TranSwitch Corp.+ ..............          186,430       423,938
   12,550       Zoran Corp.+ ...................          623,834       611,813
                                                       ----------    ----------
                                                        5,243,106     5,655,844
                                                       ----------    ----------
                ENERGY AND UTILITIES -- 4.8%
    9,900       Spinnaker Exploration Co.+ .....          289,933       345,263
   17,200       Stone Energy Corp.+ ............          790,844       946,000
   14,800       Western Resources Inc. .........          371,354       370,925
                                                       ----------    ----------
                                                        1,452,131     1,662,188
                                                       ----------    ----------
                FINANCIAL SERVICES -- 3.9%
   17,162       Commerce Bancorp Inc. ..........          719,854       998,614
    5,400       Greater Bay Bancorp ............          352,685       374,963
                                                       ----------    ----------
                                                        1,072,539     1,373,577
                                                       ----------    ----------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                FOOD AND BEVERAGE -- 7.0%
   18,900       California Pizza Kitchen Inc.+ .       $  416,370    $  529,200
   36,600       CEC Entertainment Inc.+ ........          945,312     1,171,200
   34,050       Jack in the Box Inc.+ ..........          741,213       729,947
                                                       ----------    ----------
                                                        2,102,895     2,430,347
                                                       ----------    ----------
                HEALTH CARE -- 24.1%
   16,000       Accredo Health Inc.+ ...........          488,250       782,000
   20,600       Advance Paradigm Inc.+ .........          348,703       869,063
    6,100       Albany Molecular Research Inc.+           241,553       342,744
    4,200       Cell Therapeutics Inc.+ ........          246,505       280,088
   15,800       ILEX Oncology Inc.+ ............          428,075       475,975
   14,700       Medicis Pharmaceutical Corp., Cl. A+      668,480       904,050
    5,600       Molecular Devices Corp.+ .......          353,009       550,200
   15,600       Noven Pharmaceuticals Inc.+ ....          561,914       666,900
   13,500       PRAECIS Pharmaceuticals Inc.+ ..          338,543       573,750
    7,200       Protein Design Labs Inc.+ ......          514,852       867,600
   19,500       Province Healthcare Co.+ .......          352,487       778,781
   13,000       Tanox Inc.+ ....................          447,486       440,375
   12,000       Triad Hospitals Inc.+ ..........          347,784       352,500
   12,100       Varian Medical Systems Inc.+ ...          529,384       546,769
                                                       ----------    ----------
                                                        5,867,025     8,430,795
                                                       ----------    ----------
                HOTELS AND GAMING -- 1.5%
   25,700       Vail Resorts Inc.+ .............          446,798       520,425
                                                       ----------    ----------
                PUBLISHING -- 1.4%
   17,300       Penton Media Inc. ..............          418,471       475,750
                                                       ----------    ----------
                RETAIL -- 4.1%
   29,600       Barnes & Noble Inc.+ ...........          615,774       582,750
    8,400       Coldwater Creek Inc.+ ..........          297,825       226,800
   10,425       Cost Plus Inc.+ ................          206,719       314,053
   26,400       Guitar Center Inc.+ ............          390,673       325,050
                                                       ----------   -----------
                                                        1,510,991     1,448,653
                                                       ----------   -----------
                TOTAL COMMON STOCKS ............       27,854,990    33,052,664
                                                       ----------   -----------
                TOTAL INVESTMENTS -- 94.7% ......     $27,854,990    33,052,664
                                                      ===========
                OTHER ASSETS AND
                  LIABILITIES (NET) -- 5.3%                           1,858,056
                                                                    -----------
                NET ASSETS -- 100.0%
                  (1,579,520 shares outstanding)                    $34,910,720
                                                                    ===========
--------------------
                For Federal tax purposes:
                  Aggregate cost .................                  $28,151,957
                                                                    ===========
                  Gross unrealized appreciation ..                  $ 6,070,541
                  Gross unrealized depreciation ..                   (1,169,834)
                                                                    -----------
                  Net unrealized appreciation ....                  $ 4,900,707
                                                                    ===========
    +     Non-income producing security.
    ADR - American Depositary Receipt.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD REALTY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                COMMON STOCKS -- 95.5%
                REAL ESTATE INVESTMENT TRUSTS -- 95.5%
                APARTMENTS -- 24.8%
    2,600       Apartment Investment & Management
                  Co., CL. A ...................       $  108,773    $  119,762
    3,500       Archstone Communities Trust ....           77,870        85,969
    2,600       Avalon Bay Communities Inc. ....          101,900       123,987
    1,600       BRE Properties Inc., Cl. A .....           43,726        51,200
    1,000       Camden Property Trust ..........           28,461        31,000
    2,800       Equity Residential Properties
                  Trust ........................          127,188       134,400
      600       Essex Property Trust Inc. ......           22,551        33,225
    1,200       Post Properties Inc. ...........           49,848        52,275
    1,600       Smith (Charles E.) Residential
                  Realty Inc. ..................           60,223        72,600
                                                      -----------    ----------
                                                          620,540       704,418
                                                      -----------    ----------
                COMMERCIAL -- 1.4%
    1,100       Mission West Properties Inc. ...           14,294        15,262
      900       Prentiss Properties Trust ......           22,028        23,512
                                                      -----------     ---------
                                                           36,322        38,774
                                                      -----------     ---------
                DIVERSIFIED PROPERTY -- 16.6%
    3,200       Catellus Development Corp.+ ....           50,414        56,000
    1,300       Colonial Properties Trust ......           34,853        33,394
    4,166       Duke Realty Investments Inc. ...           93,006       100,505
    2,400       Liberty Property Trust .........           60,377        66,000
    1,200       Pinnacle Holdings Inc.+ ........           59,014        31,950
    1,900       Spieker Properties Inc. ........           86,600       109,369
    2,000       Vornado Realty Trust ...........           72,095        74,250
                                                      -----------    ----------
                                                          456,359       471,468
                                                      -----------    ----------
                FINANCIAL SERVICES -- 1.8%
    2,300       Franchise Finance Corp. ........           53,206        51,750
                                                      -----------    ----------
                HOTELS -- 6.4%
    4,700       Host Marriott Corp. ............           52,050        52,875
    2,925       Meristar Hospitality Corp. .....           56,087        59,231
    2,200       Starwood Hotels & Resorts
                  Worldwide Inc. ...............           64,185        68,750
                                                      -----------    ----------
                                                          172,322       180,856
                                                      -----------    ----------
                INDUSTRIAL PROPERTY -- 9.2%
    2,300       AMB Property Corp. .............           51,388        56,494
    1,100       CenterPoint Properties Trust ...           41,586        50,669
    2,000       First Industrial Realty Trust Inc.         56,363        61,500
    3,900       ProLogis Trust .................           82,559        92,625
                                                      -----------    ----------
                                                          231,896       261,288
                                                      -----------    ----------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                MANUFACTURED HOMES -- 1.2%
    1,400       Manufactured Home Communities Inc.    $    34,036    $   35,000
                                                      -----------    ----------
                OFFICE PROPERTY -- 17.1%
    1,400       Alexandria Real Estate Equities Inc.       45,617        48,037
    1,100       Arden Realty Inc. ..............           24,852        29,494
    2,500       Boston Properties Inc. .........           88,513       107,344
    1,800       Brandywine Realty Trust ........           33,297        36,450
    5,284       Equity Office Properties Trust .          143,784       164,134
    1,200       Highwoods Properties Inc. ......           28,858        28,350
    2,600       SL Green Realty Corp. ..........           65,121        72,963
                                                      -----------    ----------
                                                          430,042       486,772
                                                      -----------    ----------
                PUBLIC STORAGE -- 2.8%
    3,400       Public Storage Inc. ............           91,030        81,388
                                                      -----------    ----------
                SHOPPING CENTERS -- 14.2%
    3,400       Developers Diversified Realty Corp.        53,790        43,775
    1,700       General Growth Properties Inc. .           56,424        54,719
    2,000       Kimco Realty Corp. .............           77,716        84,500
    1,000       Macerich Co. ...................           25,321        21,250
    2,500       Mills Corp. ....................           45,828        47,344
    2,300       Regency Realty Corp. ...........           49,410        52,756
    4,300       Simon Property Group Inc. ......          112,510       100,781
                                                      -----------    ----------
                                                          420,999       405,125
                                                      -----------    ----------
                TOTAL COMMON STOCKS ............        2,546,752     2,716,839
                                                      -----------    ----------
                TOTAL INVESTMENTS -- 95.5% ......      $2,546,752     2,716,839
                                                       ==========
                OTHER ASSETS AND
                  LIABILITIES (NET) -- 4.5% .....                       127,904
                                                                     ----------
                NET ASSETS -- 100.0%
                  (312,523 shares outstanding)                       $2,844,743
                                                                     ==========
--------------------
                For Federal tax purposes:
                  Aggregate cost .................                   $2,678,316
                                                                     ==========
                  Gross unrealized appreciation ..                   $  106,172
                  Gross unrealized depreciation ..                      (67,649)
                                                                     ----------
                  Net unrealized appreciation ....                   $   38,523
                                                                     ==========
    +  Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SERVICE MARK) FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                COMMON STOCKS -- 83.7%
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
   42,000       Scheib (Earl) Inc.+ ............       $  231,225    $  136,500
   20,100       TransPro Inc. ..................          116,282        70,350
                                                       ----------    ----------
                                                          347,507       206,850
                                                       ----------    ----------
                AVIATION: PARTS AND SERVICES -- 0.8%
   13,000       Aviall Inc.+ ...................          184,791        83,687
    3,500       Kaman Corp., Cl. A .............           60,690        44,187
                                                       ----------    ----------
                                                          245,481       127,874
                                                       ----------    ----------
                BROADCASTING -- 3.3%
   24,400       CTN Media Group Inc.+ ..........          206,756       158,600
    1,000       Cumulus Media Inc., Cl. A+ .....            6,000         6,125
    5,600       Granite Broadcasting Corp.+ ....           36,413        25,725
    1,000       Gray Communications Systems Inc.           11,425        11,313
   15,000       Gray Communications
                  Systems Inc., Cl. B ..........          184,675       156,562
    1,000       On Command Corp.+ ..............           13,250        12,281
   10,000       Salem Communications Corp., Cl .A+        192,843       126,875
                                                       ----------    ----------
                                                          651,362       497,481
                                                       ----------    ----------
                BUILDING AND CONSTRUCTION -- 1.4%
   13,600       Eagle Supply Group Inc.+ .......           52,875        52,700
    8,357       Homasote Co. ...................           60,269        94,016
    3,000       Huttig Building Products Inc.+ .           11,306        13,500
    8,000       Nobility Homes Inc. ............           57,875        46,000
                                                       ----------    ----------
                                                          182,325       206,216
                                                       ----------    ----------
                BUSINESS SERVICES -- 2.3%
    4,000       Berlitz International Inc.+ ....           73,825        34,000
    2,000       Lady Baltimore Foods, Cl. A+ ...          122,125       105,125
    6,000       Nashua Corp.+ ..................           86,958        50,625
      654       National Stock Yards Co.+ ......           63,400        61,476
   14,000       PubliCard Inc.+ ................           23,858        28,875
    3,100       Temco Service Industries Inc.+             69,650        65,100
                                                       ----------    ----------
                                                          439,816       345,201
                                                       ----------    ----------
                CABLE -- 1.1%
   13,500       Mercom Inc.+ (a) ...............          153,360       162,000
                                                       ----------    ----------
                COMMUNICATIONS EQUIPMENT -- 1.6%
   11,000       Allen Telecom Inc.+ ............           66,648       186,312
   10,000       Digital Recorders Inc.+ ........           38,656        26,250
   21,300       Williams Controls Inc.+ ........           46,956        34,612
                                                       ----------    ----------
                                                          152,260       247,174
                                                       ----------    ----------
                COMPUTER SOFTWARE AND SERVICES -- 0.2%
    3,936       PSINet Inc.+ ...................           92,865        37,884
                                                       ----------    ----------
                CONSUMER PRODUCTS -- 2.6%
    2,000       Adams Golf Inc.+ ...............            8,625         2,812
    8,600       Benjamin Moore & Co.+ ..........          233,124       194,575
    2,000       National Presto Industries Inc.            70,069        59,875
   27,000       Weider Nutrition International Inc.       131,130       133,312
                                                       ----------    ----------
                                                          442,948       390,574
                                                       ----------    ----------
                CONSUMER SERVICES -- 1.0%
   13,800       Bowlin Outdoor Advertising &
                  Travel Centers Inc.+ .........           94,627        91,425
   17,800       Carriage Services Inc., Cl. A+             82,146        41,162

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
      188       DU Art Film Laboratories Inc.+         $   26,696    $   24,440
                                                       ----------    ----------
                                                          203,469       157,027
                                                       ----------    ----------
                DIVERSIFIED INDUSTRIAL -- 1.9%
    1,200       Ampco-Pittsburgh Corp. .........           13,672        12,300
    6,000       Lamson & Sessions Co.+ .........           47,925        71,250
    4,728       Quixote Corp. ..................           70,017        79,194
    5,250       RWC Inc. .......................          174,225       115,500
    5,000       WHX Corp.+ .....................           53,881         7,500
                                                       ----------    ----------
                                                          359,720       285,744
                                                       ----------    ----------
                EDUCATIONAL SERVICES -- 1.9%
   20,000       ProsoftTraining.com+ ...........          143,844       285,000
                                                       ----------    ----------
                ELECTRONICS -- 1.4%
      300       Allen Organ Co., Cl. B .........           21,650        19,875
    7,000       Oak Technology Inc.+ ...........           25,875       191,625
                                                       ----------    ----------
                                                           47,525       211,500
                                                       ----------    ----------
                ENERGY AND UTILITIES: ELECTRIC -- 4.8%
    9,900       Bangor Hydro-Electric Co. ......          153,957       239,456
   10,100       El Paso Electric Co.+ ..........           84,803       139,077
    7,100       Maine Public Service Co. .......          135,681       173,950
    3,500       St. Joseph Light & Power Co. ...           65,244        67,594
    4,300       Unitil Corp. ...................          121,490       112,337
                                                       ----------    ----------
                                                          561,175       732,414
                                                       ----------    ----------
                ENERGY AND UTILITIES: INTEGRATED -- 4.5%
   41,300       Esenjay Exploration Inc. .......          103,713       149,712
    7,600       Florida Public Utilities Co. ...          116,317       120,175
   13,100       Home-Stake Oil & Gas Co. .......           74,738       134,275
   19,700       Pontotoc Production Inc.+ ......          149,113       187,150
   10,000       Tengasco Inc.+ .................           92,500        88,125
                                                       ----------    ----------
                                                          536,381       679,437
                                                       ----------    ----------
                ENERGY AND UTILITIES: NATURAL GAS -- 8.7%
    6,500       Cascade Natural Gas Corp. ......          114,656       113,750
    7,000       Chesapeake Utilities Corp. .....          130,719       126,875
    2,500       Corning Natural Gas Corp. ......           63,750        44,375
    3,600       Delta Natural Gas Co. Inc. .....           62,375        63,000
    7,000       NUI Corp. ......................          183,631       211,312
    5,500       Penn Virginia Corp. ............          103,725       143,000
    6,600       Piedmont Natural Gas Co. Inc. ..          190,259       202,125
    8,500       RGC Resources Inc. .............          167,731       163,094
    5,500       SEMCO Energy Inc. ..............           85,612        84,562
    5,500       South Jersey Industries Inc. ...          153,431       160,531
      814       Southern Union Co. .............           11,764        16,127
                                                       ----------    ----------
                                                        1,267,653     1,328,751
                                                       ----------    ----------
                ENERGY AND UTILITIES: SERVICES -- 0.7%
    2,500       Petroleum Geo-Services ASA + ...           38,225        43,125
    5,000       RPC Inc. .......................           32,125        58,750
                                                       ----------    ----------
                                                           70,350       101,875
                                                       ----------    ----------
                ENERGY AND UTILITIES: WATER -- 5.2%
    7,300       Artesian Resources Corp., Cl. A           176,619       170,638
    1,069       Artesian Resources Corp., Cl. B            34,146        21,380
    2,000       Birmingham Utilities Inc. ......           38,531        26,750
    2,760       California Water Service Group             61,330        73,830
    5,000       Connecticut Water Service Inc.            146,417       161,250
    1,000       Consolidated Water Co. Ltd. ....            7,500         7,125

                 See accompanying notes to financiaL statements.

THE GABELLI WESTWOOD MIGHTY MITES(SERVICE MARK) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                COMMON STOCKS (CONTINUED)
                ENERGY AND UTILITIES: WATER (CONTINUED)
    3,600       Pennichuck Corp. ...............       $   86,462    $   93,600
    1,900       SJW Corp. ......................          121,745       225,625
      300       Torrington Water Co. ...........           12,375        12,375
                                                       ----------    ----------
                                                          685,125       792,573
                                                       ----------    ----------
                ENTERTAINMENT -- 3.9%
    1,000       Canterbury Park Holding Corp.+ .            5,125         8,000
    5,482       Fair Grounds Corp.+ ............          165,428       186,388
    2,000       Fisher Companies Inc. ..........          136,870       144,000
   20,000       GC Companies Inc.+ .............          151,081        60,000
   24,000       Integrity Inc., Cl. A ..........           81,681        82,500
    4,000       LodgeNet Entertainment Corp. ...           44,021       115,500
                                                       ----------    ----------
                                                          584,206       596,388
                                                       ----------    ----------
                ENVIRONMENTAL SERVICES -- 1.4%
   31,700       Envirogen Inc.+ ................           73,988        67,363
   13,700       Strategic Diagnostics Inc.+ ....          100,137        31,681
   29,800       Weston (Roy F.) Inc.+ ..........           76,094       111,750
                                                       ----------    ----------
                                                          250,219       210,794
                                                       ----------    ----------
                EQUIPMENT AND SUPPLIES -- 5.2%
    7,000       Avalon Holdings Corp., Cl. A+ ..           46,881        21,438
    3,000       Baldwin Technology Co. Inc., Cl  A+         6,713         5,438
   24,000       Barringer Technologies Inc. ....          139,269       220,500
   20,000       Core Materials Corp. ...........           61,000        36,250
   13,500       Docuport Inc.+ .................          139,313        94,500
    4,500       Eastern Co. ....................           76,419        52,313
   13,500       Fiberstars Inc.+ ...............           96,503       106,313
   10,000       Itron Inc.+ ....................           64,281        61,250
   15,500       Raytech Corp.+ .................           64,800        45,531
   14,000       SL Industries Inc. .............          171,919       156,625
                                                       ----------    ----------
                                                          867,098       800,158
                                                       ----------    ----------
                FINANCIAL SERVICES -- 6.6%
    1,600       Berkshire Bancorp Inc. .........           54,731        48,800
    1,000       BKF Capital Group Inc. .........           13,946        19,500
    6,500       Cash America International Inc.            63,450        47,531
   10,000       Crazy Woman Creek Bancorp Inc. .          128,362       112,500
    1,000       Danielson Holding Corp.+ .......            5,050         4,125
    4,500       Doral Financial Corp. ..........           44,753        72,844
    4,400       East West Bancorp Inc. .........           52,013        86,075
    4,000       Fidelity National Corp. ........           30,375        29,000
    9,200       First Mariner Bancorp Inc.+ ....           68,600        46,000
    3,100       Long Island Financial Corp. ....           34,350        41,753
    2,400       Monroe Title Insurance Corp. ...           30,600        24,000
    7,508       State Bancorp Inc. .............          118,272        99,481
    5,701       Summit Bancorp .................          104,496       196,685
   18,100       Vail Banks Inc. ................          177,313       174,213
                                                       ----------    ----------
                                                          926,311     1,002,507
                                                       ----------    ----------
                FOOD AND BEVERAGE -- 1.2%
    7,500       Boston Beer Co. Inc., Cl. A+ ...           59,500        67,500
        1       Hain Celestial Group Inc.+ .....                7            18
    3,000       Genesee Corp., Cl. B ...........           87,563       120,750
                                                       ----------    ----------
                                                          147,070       188,268
                                                       ----------    ----------

   SHARES                                                 COST         VALUE
   ------                                                 ----         -----
                HEALTH CARE -- 3.3%
    5,900       America Service Group Inc.+ ....       $   88,500    $  153,400
      700       Boiron SA ......................           38,460        41,509
    6,000       Matrix Pharmaceutical Inc.+ ....           23,313        93,375
   16,000       Span-America Medical Systems Inc.          78,575        62,500
    8,000       Sterile Recoveries Inc.+ .......           57,719        99,000
    3,700       Young Innovations Inc.+ ........           59,088        57,813
                                                       ----------    ----------
                                                          345,655       507,597
                                                       ----------    ----------
                HOME FURNISHINGS -- 0.0%
   20,000       Carlyle Industries Inc.+ .......           20,350         6,250
                                                       ----------    ----------
                HOTELS AND GAMING -- 1.1%
   17,000       Jackpot Enterprises Inc. .......          172,302       161,500
    1,000       Magna Entertainment Corp., Cl. A+           7,500         6,750
                                                       ----------    ----------
                                                          179,802       168,250
                                                       ----------    ----------
                REAL ESTATE -- 2.3%
    2,508       Biloxi Marsh Lands Corp. .......           20,624        20,691
    2,500       Blue Ridge Real Estate Co.+ ....           28,650        23,125
    1,500       Bresler & Reiner Inc.+ .........           43,725        41,250
   12,000       Calcasieu Real Estate & Oil Co.
                  Inc.+ ........................           66,250        72,000
       82       Case Pomeroy & Co. Inc., Cl. B             98,986        80,852
    7,800       Gyrodyne Company of America Inc.          140,463       110,175
                                                       ----------    ----------
                                                          398,698       348,093
                                                       ----------    ----------
                RETAIL -- 3.6%
   14,500       Barnett Inc.+ ..................          134,281       189,406
    1,413       Bozzuto's Inc.+ ................           56,430        44,510
    5,000       Lillian Vernon Corp. ...........           77,750        48,750
    8,750       Schultz Sav-O Stores Inc. ......          135,075        95,703
    3,000       Star Struck Ltd.+ ..............           11,400         5,438
   32,700       Tandycrafts Inc.+ ..............           98,479        77,663
    6,700       Village Super Market Inc., Cl. A+          93,131        80,400
    5,000       Yogen Fruz World-Wide Inc., Cl .A+          6,746         4,154
                                                       ----------    ----------
                                                          613,292       546,024
                                                       ----------    ----------
                SPECIALTY CHEMICALS -- 2.4%
   14,000       Material Sciences Corp.+ .......          136,481       159,250
    5,800       Sybron Chemicals Inc.+ .........           93,559       201,188
                                                       ----------    ----------
                                                          230,040       360,438
                                                       ----------    ----------
                TELECOMMUNICATIONS -- 5.4%
    4,000       Adelphia Business Solutions Inc.           53,688        47,250
      500       Choice One Communications Inc.+            10,000         6,094
    6,795       Community Service
                  TEL Communications ...........          212,480       173,272
   11,000       Conestoga Enterprises Inc. .....          205,012       211,750
    3,375       CoreComm Ltd.+ .................           16,935        26,789
    4,500       Electric Lightwave Inc., Cl. A+            67,750        38,250
       80       Horizon Telecom Inc.+ ..........            9,250         8,750
      339       Horizon Telecom Inc., Cl. B+ (a)           39,073        37,078
      500       Lexcom Telephone Co. ...........           20,000        23,500
    1,892       New Ulm Telecom Inc.+ ..........           58,690        47,773
    3,900       Shenandoah Telecommunications Co.          90,869       131,625
    9,000       Startec Global Communications Corp.+       75,685        53,438
    2,000       Viatel Inc.+ ...................           26,000        20,500
                                                       ----------    ----------
                                                          885,432       826,069
                                                       ----------    ----------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SERVICE MARK) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

    SHARES                                                 COST         VALUE
    ------                                                 ----         -----
                COMMON STOCKS (CONTINUED)
                TRANSPORTATION -- 0.6%
    11,000      International Shipholding Corp.+       $  137,094   $    93,500
                                                       ----------   -----------
                WIRELESS COMMUNICATIONS -- 1.9%
     4,500      Leap Wireless International Inc.           27,000       281,531
       200      Tritel Inc., Cl. A+ ............            3,600         2,863
                                                       ----------   -----------
                                                           30,600       284,394
                                                       ----------   -----------
                TOTAL COMMON STOCKS ............       12,199,033    12,734,305
                                                       ----------   -----------
                PREFERRED STOCKS -- 0.4%
                BUSINESS SERVICES -- 0.4%
     6,000      MindArrow Systems Inc.,
                  Pfd., Ser. C+ (a) ............          150,000        65,625
                                                       ----------   -----------
                WARRANTS -- 0.0%
                BUILDING AND CONSTRUCTION -- 0.0%
       400      Eagle Supply Group Inc.
                  expire 03/12/04+ .............              450           231
                                                       ----------   -----------
                BUSINESS SERVICES -- 0.0%
     1,200      MindArrow Systems Inc.
                  expire 04/15/01+ (a) .........                0             0
                                                       ----------   -----------
                TOTAL WARRANTS .................              450           231
                                                       ----------   -----------
 PRINCIPAL
   AMOUNT
 ---------
                U.S. GOVERNMENT OBLIGATIONS -- 9.5%
$1,458,000      U.S. Treasury Bills,
                  5.90% to 6.29% ++,
                  due 10/05/00 to 12/14/00 .....        1,445,468     1,445,418
                                                       ----------   -----------

                                                          COST         VALUE
                                                          ----         -----
                TOTAL INVESTMENTS -- 93.6% .....      $13,794,951   $14,245,579
                                                      ===========
                OTHER ASSETS AND
                  LIABILITIES (NET) -- 6.4% ....                        967,342
                                                                    -----------
                NET ASSETS -- 100.0%
                  (1,086,314 shares outstanding)                    $15,213,673
                                                                    ===========
--------------------
                For Federal tax purposes:
                  Aggregate cost .................                  $13,796,545
                                                                    ===========
                  Gross unrealized appreciation ..                  $ 2,222,460
                  Gross unrealized depreciation ..                   (1,773,426)
                                                                    -----------
                  Net unrealized appreciation ....                  $   449,034
                                                                    ===========

    +    Non-income producing security.
    ++   Represents annualized yield at date of purchase.
    (a) Security fair valued under procedures established by the Board of Trustees.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000
-------------------------------------------------------------------------------

                                       EQUITY        BALANCED   INTERMEDIATE    SMALLCAP       REALTY               MIGHTY
                                        FUND           FUND      BOND FUND     EQUITY FUND      FUND       MITES(SERVICE MARK) FUND
                                     ------------  ------------ ------------  ------------  -----------    -------------------------
ASSETS:
   Investments, at value
       (Cost $168,609,069, $131,144,301,
       $6,405,631, $27,854,990,
       $2,546,752 and $13,794,951,
       respectively) ..............  $202,912,285  $145,794,124  $ 6,305,523  $ 33,052,664  $ 2,716,839           $ 14,245,579
   Cash ...........................     3,661,567       881,520       70,678     2,442,172       97,406                 13,568
   Dividends and interest receivable       99,927       991,748      104,915         2,299       18,562                 17,623
   Receivable for Fund shares sold        562,170        52,335           --       601,147           --                132,176
   Receivable for investments sold      4,129,312     1,913,929           --       267,414           --                897,084
   Receivable from advisor .......             --            --        5,715            --       13,628                     --
   Deferred organizational expense             --            --           --         3,803        3,531                 24,780
   Other assets ..................             --            --           --        13,288       19,858                 19,525
                                     ------------  ------------  -----------  ------------  -----------           ------------
   TOTAL ASSETS ..................    211,365,261   149,633,656    6,486,831    36,382,787    2,869,824             15,350,335
                                     ------------  ------------  -----------  ------------  -----------           ------------
LIABILITIES:
   Dividends payable .............             --            --        2,506            --           --                     --
   Payable for Fund shares redeemed        85,132       236,737           --       552,928           --                 98,622
   Payable for investments purchased    4,734,070     2,140,890           --       855,601           --                     --
   Payable for investment advisory
      fees .......................        167,910        90,937           --        24,997           --                  3,764
   Payable for distribution fees           42,414        31,918        1,316         7,327          578                  3,178
   Payable to custodian ..........             --            --        1,000            --        1,500                  6,500
   Other accrued expenses ........        109,159        63,470       30,548        31,214       23,003                 24,598
                                     ------------  ------------  -----------  ------------  -----------           ------------
   TOTAL LIABILITIES ............       5,138,685     2,563,952       35,370     1,472,067       25,081                136,662
                                     ------------  ------------  -----------  ------------  -----------           ------------
   NET ASSETS ...................    $206,226,576  $147,069,704  $ 6,451,461  $ 34,910,720  $ 2,844,743           $ 15,213,673
                                     ============  ============  ===========  ============  ===========           ============
NET ASSETS CONSIST OF:
   Share of beneficial interest,
      at par value ..............    $     18,543  $     11,864  $       640  $      1,580  $       313           $      1,086
   Additional paid-in capital ...     149,204,163   120,865,438    7,039,159    23,256,258    3,083,447             12,251,719
   Accumulated (distributions in
      excess of) net investment income         --        34,025          (41)           --           --                 38,546
   Accumulated (distributions in
      excess of) net realized gain on
      investments ...............      22,700,654    11,508,554     (488,189)    6,455,208     (409,104)             2,471,694
   Net unrealized appreciation
      (depreciation) on investments    34,303,216    14,649,823     (100,108)    5,197,674      170,087                450,628
                                     ------------  ------------  -----------  ------------  -----------           ------------
   TOTAL NET ASSETS .............    $206,226,576  $147,069,704  $ 6,451,461  $ 34,910,720  $ 2,844,743           $ 15,213,673
                                     ============  ============  ===========  ============  ===========           ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Shares of beneficial interest
      outstanding ($0.001 par value)   18,350,574    11,239,375      640,076     1,579,520      312,523              1,082,854
                                     ============  ============  ===========  ============  ===========           ============
   NET ASSET VALUE, offering and
      redemption price per share ..        $11.12        $12.40       $10.08        $22.10        $9.10                 $14.00
                                           ======        ======       ======        ======        =====                 ======
   CLASS A:
   Shares of beneficial interest
      outstanding ($0.001 par value)      192,155       624,399                                                          3,460
                                          =======       =======                                                         ======
   NET ASSET VALUE, offering and
      redemption price per share ..        $11.10        $12.36                                                         $14.00
                                           ======        ======                                                         ======
   Maximum sales charge ...........          4.00%         4.00%                                                          4.00%
                                           ======        ======                                                         ======
   Maximum offering price per
      Class A share (NAV / 0.96,
      based on maximum sales
      charge of 4.00% of the
      offering price at
      September 30, 2000) .........        $11.56        $12.88                                                         $14.58
                                           ======        ======                                                         ======

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000
-------------------------------------------------------------------------------

                                       EQUITY        BALANCED   INTERMEDIATE    SMALLCAP       REALTY             MIGHTY
                                        FUND           FUND      BOND FUND     EQUITY FUND      FUND     MITES(SERVICE MARK) FUND
                                     ------------  ------------ ------------  ------------  -----------  -------------------------
INVESTMENT INCOME:
   Dividends ...................     $  2,614,000  $  1,447,885  $        --  $     32,624  $   119,997        $    192,595
   Interest ....................               --     3,796,704      374,533            --           --              71,753
                                     ------------  ------------  -----------  ------------  -----------        ------------
   TOTAL INVESTMENT INCOME .....        2,614,000     5,244,589      374,533        32,624      119,997             264,348
                                     ------------  ------------  -----------  ------------  -----------        ------------
EXPENSES:
   Investment advisory fees ....        1,780,390     1,165,714       36,464       307,131       19,956             140,297
   Distribution fees -- Class AAA         439,773       366,589       15,190        76,783        4,989              35,140
   Distribution fees -- Class A            10,650        43,964           --            --           --                  55
   Legal and audit fees ........           43,641        42,811       19,370        24,840       14,836              15,826
   Custodian fees ..............           66,806        61,949        7,093        32,843        9,350              18,514
   Shareholder services fees ...          216,527       102,758       11,447        20,285        4,377              26,644
   Registration fees ...........           56,400        52,000       20,000        23,712       22,142              24,375
   Shareholder report expenses             10,297         7,474          950         4,166          246               5,959
   Organizational expenses .....               --            --           --         2,522        1,771               9,531
   Insurance ...................            5,750         4,600        2,850         2,850        2,850               2,850
   Miscellaneous expenses ......           17,074        16,537        4,651         4,414        2,195               3,025
                                     ------------  ------------  -----------  ------------  -----------        ------------
   TOTAL EXPENSES ..............        2,647,308     1,864,396      118,015       499,546       82,712             282,216
                                     ------------  ------------  -----------  ------------  -----------        ------------
   LESS:
      Expense reimbursements ...               --            --      (53,792)      (15,747)     (48,250)            (71,451)
      Custodian fee credits ....          (31,153)      (29,259)      (3,439)      (24,032)      (4,582)               (566)
                                     ------------  ------------  -----------  ------------  -----------        ------------
   TOTAL NET EXPENSES ..........        2,616,155     1,835,137       60,784       459,767       29,880             210,199
                                     ------------  ------------  -----------  ------------  -----------        ------------
   NET INVESTMENT INCOME (LOSS)            (2,155)    3,409,452      313,749      (427,143)      90,117              54,149
                                     ------------  ------------  -----------  ------------  -----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) on
      investments ..............       25,882,023    13,222,898     (116,187)    7,258,848     (184,630)          2,668,632
   Net change in unrealized
      appreciation (depreciation)
      on investments ...........        4,190,659     2,577,133      165,410      (121,098)     507,201            (181,125)
                                     ------------  ------------  -----------  ------------  -----------        ------------
   NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS ...........       30,072,682    15,800,031       49,223     7,137,750      322,571           2,487,507
                                     ------------  ------------  -----------  ------------  -----------        ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............     $ 30,070,527  $ 19,209,483  $   362,972  $  6,710,607  $   412,688        $  2,541,656
                                     ============  ============  ===========  ============  ===========        ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                              EQUITY FUND                               BALANCED FUND
                                              -----------                               -------------
                                    FOR THE YEAR ENDED SEPTEMBER 30,          FOR THE YEAR ENDED SEPTEMBER 30,
                                    --------------------------------          --------------------------------
                                         2000              1999                    2000              1999
                                    --------------    --------------          --------------    --------------
OPERATIONS:
   Net investment income (loss)        $       (2,155)   $      731,661          $    3,409,452    $    3,404,673
   Net realized gain on investment
      transactions ..............          25,882,023        15,111,162              13,222,898        10,229,060
   Net change in unrealized
      appreciation on investments           4,190,659        18,690,261               2,577,133         3,959,648
                                       --------------    --------------          --------------    --------------
Net increase in net assets
      resulting from operations            30,070,527        34,533,084              19,209,483        17,593,381
                                       --------------    --------------          --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ................             (302,833)       (1,202,243)             (3,247,703)       (3,227,275)
      Class A ..................                   --            (6,778)               (172,185)         (192,481)
                                       --------------    --------------          --------------    --------------
                                             (302,833)       (1,209,021)             (3,419,888)       (3,419,756)
                                       --------------    --------------          --------------    --------------
   In excess of net investment income
      Class AAA ................              (22,008)               --                      --                --
                                       --------------    --------------          --------------    --------------
                                              (22,008)               --                      --                --
                                       --------------    --------------          --------------    --------------
   Net realized gain on investment transactions
      Class AAA ................          (17,441,545)       (4,421,909)            (10,466,471)       (1,447,392)
      Class A ..................             (240,928)          (55,551)               (609,682)         (121,230)
                                       --------------    --------------          --------------    --------------
                                          (17,682,473)       (4,477,460)            (11,076,153)       (1,568,622)
                                       --------------    --------------          --------------    --------------
   Total distributions to shareholders    (18,007,314)       (5,686,481)            (14,496,041)       (4,988,378)
                                       --------------    --------------          --------------    --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ................           81,135,460        47,329,910              30,921,934        68,922,349
      Class A ..................              255,688           419,120                 412,304         1,028,954
                                       --------------    --------------          --------------    --------------
                                           81,391,148        47,749,030              31,334,238        69,951,303
                                       --------------    --------------          --------------    --------------
   Proceeds from reinvestment of
      dividends
      Class AAA ................           17,107,065         5,409,705              13,256,283         4,487,667
      Class A ..................              235,889            60,421                 633,532           253,939
                                       --------------    --------------          --------------    --------------
                                           17,342,954         5,470,126              13,889,815         4,741,606
                                       --------------    --------------          --------------    --------------
   Cost of shares redeemed
      Class AAA ................          (61,115,587)     (101,553,974)            (69,596,123)      (52,811,686)
      Class A ..................             (713,375)       (1,112,809)             (2,997,685)       (7,566,829)
                                       --------------    --------------          --------------    --------------
                                          (61,828,962)     (102,666,783)            (72,593,808)      (60,378,515)
                                       --------------    --------------          --------------    --------------
   Net increase (decrease) in net
      assets from shares of beneficial
      interest transactions ....           36,905,140       (49,447,627)            (27,369,755)       14,314,394
                                       --------------    --------------          --------------    --------------
   Net increase (decrease) in net
      assets ...................           48,968,353       (20,601,024)            (22,656,313)       26,919,397
NET ASSETS:
   Beginning of period .........          157,258,223       177,859,247             169,726,017       142,806,620
                                       --------------    --------------          --------------    --------------
   End of period ...............       $  206,226,576    $  157,258,223          $  147,069,704    $  169,726,017
                                       ==============    ==============          ==============    ==============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         INTERMEDIATE BOND FUND                     SMALLCAP EQUITY FUND
                                         ----------------------                     --------------------
                                    FOR THE YEAR ENDED SEPTEMBER 30,          FOR THE YEAR ENDED SEPTEMBER 30,
                                    --------------------------------          --------------------------------
                                         2000              1999                    2000              1999
                                    --------------    --------------          --------------    --------------
OPERATIONS:
   Net investment income (loss) ..  $      313,749    $      343,959          $     (427,143)   $     (140,696)
   Net realized gain (loss)
      on investment transactions          (116,187)          (12,165)              7,258,848           913,091
   Net change in unrealized
      appreciation (depreciation)
      on investments .............         165,410          (504,721)               (121,098)        6,427,992
                                    --------------    --------------          --------------    --------------
   Net increase (decrease) in net
       assets resulting from
       operations ................         362,972          (172,927)              6,710,607         7,200,387
                                    --------------    --------------          --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .........        (313,749)         (344,010)                     --                --
   In excess of net investment income          (41)               --                      --                --
   Net realized gain on investment
       transactions ..............              --                --              (1,022,838)               --
                                    --------------    --------------          --------------    --------------
   Total distributions to shareholders    (313,790)         (344,010)             (1,022,838)               --
                                    --------------    --------------          --------------    --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued ...       1,099,707         2,272,144              33,361,801         8,535,699
   Proceeds from reinvestment
       of dividends ..............         271,492           298,379               1,013,812                --
   Cost of shares redeemed .......      (1,182,888)       (3,457,546)            (25,513,729)       (7,068,548)
                                    --------------    --------------          --------------    --------------
   Net increase (decrease) in net
      assets from shares of
       beneficial interest transactions    188,311          (887,023)              8,861,884         1,467,151
                                    --------------    --------------          --------------    --------------
   Net increase (decrease) in
       net assets ................         237,493        (1,403,960)             14,549,653         8,667,538
NET ASSETS:
   Beginning of period ...........       6,213,968         7,617,928              20,361,067        11,693,529
                                    --------------    --------------          --------------    --------------
   End of period .................  $    6,451,461    $    6,213,968          $   34,910,720    $   20,361,067
                                    ==============    ==============          ==============    ==============


                                               REALTY FUND                     MIGHTY MITES(SERVICE MARK) FUND
                                               -----------                     -------------------------------
                                    FOR THE YEAR ENDED SEPTEMBER 30,          FOR THE YEAR ENDED SEPTEMBER 30,
                                    --------------------------------          --------------------------------
                                         2000              1999                    2000              1999
                                    --------------    --------------          --------------    --------------
OPERATIONS:
   Net investment income .........  $       90,117    $       83,135          $       54,149    $       72,301
   Net realized gain (loss) on
       investment transactions ...        (184,630)         (205,910)              2,668,632         1,169,303
   Net change in unrealized
       appreciation (depreciation)
       on investments ............         507,201             8,039                (181,125)          891,554
                                    --------------    --------------          --------------    --------------
   Net increase (decrease) in net
       assets resulting from operations    412,688          (114,736)              2,541,656         2,133,158
                                    --------------    --------------          --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income (Class AAA)       (76,383)          (71,254)                (85,390)          (46,367)
   In excess of net investment income
       (Class AAA) ...............          (4,237)          (13,527)                     --                --
   Net realized gain on investment
       transactions (Class AAA) ..              --                --              (1,366,241)             (955)
                                    --------------    --------------          --------------    --------------
   Total distributions to shareholders     (80,620)          (84,781)             (1,451,631)          (47,322)
                                    --------------    --------------          --------------    --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ..................       3,741,651           725,155              13,287,843        25,153,091
      Class A ....................              --                --                  47,993                --
                                    --------------    --------------          --------------    --------------
                                         3,741,651           725,155              13,335,836       2 5,153,091
                                    --------------    --------------          --------------    --------------
   Proceeds from reinvestment of
       dividends (Class AAA) .....          55,378            55,657               1,430,533            46,437
   Cost of shares redeemed (Class AAA)  (3,068,215)         (612,166)            (10,848,095)      (21,918,377)
                                    --------------    --------------          --------------    --------------
   Net increase in net assets from
       shares of beneficial interest
       transactions ..............         728,814           168,646               3,918,274         3,281,151
                                    --------------    --------------          --------------    --------------
   Net increase (decrease) in
       net assets ................       1,060,882           (30,871)              5,008,299         5,366,987
NET ASSETS:
   Beginning of period ...........       1,783,861         1,814,732              10,205,374         4,838,387
                                    --------------    --------------          --------------    --------------
   End of period .................  $    2,844,743    $    1,783,861          $   15,213,673    $   10,205,374
                                    ==============    ==============          ==============    ==============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Westwood Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund collectively, the "Funds"), each with four classes of shares known as the Class AAA Shares (formerly the "Retail Class"), Class A Shares (formerly the "Service Class"), Class B Shares and Class C Shares. At September 30, 2000, the Funds had no Class A, Class B or Class C Shares outstanding, with the exception of Equity Fund Class A Shares, Balanced Fund Class A Shares and Mighty Mites Fund Class A Shares. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Gabelli Westwood Cash Management Fund has not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange as of the close of business on the day the securities are being valued (if there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day, except for open short positions, which are issued at the last asked price). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Advisers, Inc. (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Trustees. Debt instruments having a maturity greater than 60 days are valued at the highest bid price obtained from a dealer maintaining an active market in those securities.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which are known to be a return of capital are recorded as a reduction to the cost of the individual REIT.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity Fund, SmallCap Equity Fund and Mighty Mites Fund, and quarterly for the Balanced Fund and Realty Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

For the year ended September 30, 2000, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in-capital. These reclassifications related primarily to distributions from Real Estate Investment Trusts, net operating losses and nondeductible organizational costs.

                                                    ACCUMULATED UNDISTRIBUTED        ACCUMULATED REALIZED
                                                  NET INVESTMENT INCOME (LOSS)   GAIN (LOSS) ON INVESTMENTS
                                                -------------------------------  --------------------------
         Equity Fund ..........................               $ 22,008                      $(22,008)
         Balanced Fund ........................                 15,664                       (15,664)
         SmallCap Equity Fund .................                427,143                      (427,143)
         Realty Fund ..........................                 (9,497)                         (135)
         Mighty Mites Fund ....................                  9,530                            --

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

CONCENTRATION RISK. The Realty Fund invests a substantial portion of its assets in REITS; therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of each Fund's average daily net assets. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2001. For the year ended September 30, 2000, the Adviser was entitled to fees of $1,780,390, $307,131, $19,956, $140,297, $1,165,714 and
$36,464 for the Equity, SmallCap Equity, Realty, Mighty Mites, Balanced and Intermediate Bond Funds, respectively. For the year ended September 30, 2000, the Adviser waived fees or reimbursed expenses in the amount of $15,747, $48,250, $71,451 and $53,792 for the SmallCap Equity, Realty, Mighty Mites and Intermediate Bond Funds, respectively.

The Funds, with the exception of the Mighty Mites Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the year ended

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

September 30, 2000, the Adviser paid to the Sub-Adviser fees of $494,111, $84,208, $5,465, $293,896 and $8,272 for the Equity, SmallCap Equity, Realty, Balanced and Intermediate Bond Funds, respectively.

4. DISTRIBUTION PLANS. The Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of Gabelli Asset Management Inc., serves as distributor of the Funds. The Class AAA Share Plan authorizes payment by the Funds to Gabelli & Company in connection with the distribution of its Class AAA shares at an annual rate of 0.25% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the year ended September 30, 2000, the Funds incurred distribution expenses in the amounts of $439,773, $366,589, $15,190, $76,783, $4,989 and $35,140 for Class AAA of the Equity,
Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites Funds, respectively.

Under the Class A Share Plan for the Equity, Balanced and Mighty Mites Funds, the Plan authorizes payment to Gabelli & Company in connection with the distribution of its Class A shares at an annual rate of 0.50% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the year ended September 30, 2000, the Funds incurred distribution expenses in the amounts of $10,650 for the Equity Fund, $43,964 for the Balanced Fund, and $55 for the Mighty Mites Fund.

5. ORGANIZATIONAL EXPENSES. The organizational expenses of the Funds are being amortized on a straight-line basis over a period of 60 months from the commencement of the respective Fund's investment operations.

6. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended September 30, 2000, other than short term securities, are as follows:

                                                            PURCHASES               SALES
                                                          ------------            ----------
                  Equity Fund ........................    $176,045,875          $159,037,025
                  Balanced Fund ......................      99,325,529           135,785,646
                  Intermediate Bond Fund .............       4,003,205             3,835,928
                  SmallCap Equity Fund ...............      70,063,248            63,376,207
                  Realty Fund ........................       2,085,420             1,428,498
                  Mighty Mites Fund ..................       9,824,408             8,242,340

7. TRANSACTIONS WITH AFFILIATES. During the year ended September 30, 2000, the Mighty Mites Fund paid brokerage commissions of $7,282 to Gabelli & Company and its affiliates.

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                            EQUITY FUND             BALANCED FUND         INTERMEDIATE BOND FUND
                                     ------------------------  ------------------------  --------------------------
                                     YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
                                     ------------------------  ------------------------  --------------------------
CLASS AAA                               2000         1999          2000         1999          2000         1999
                                     ----------  ------------  ------------  ----------  --------------  ----------
Shares sold ......................     7,642,488   4,629,734     2,581,544     5,762,724      110,812      217,090
Shares issued upon
   reinvestment of dividends .....     1,736,758     552,034     1,149,946       375,455       27,362       28,905
Shares redeemed ..................    (5,844,402) (9,884,292)   (5,880,104)   (4,424,361)    (119,868)    (333,664)
                                      ----------  ----------    ----------    ----------     --------     --------
   Net increase (decrease) in
      Class AAA shares ...........     3,534,844  (4,702,524)   (2,148,614)    1,713,818       18,306       87,669
                                      ==========  ==========    ==========    ==========     ========     ========

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                           EQUITY FUND              BALANCED FUND           INTERMEDIATE BOND FUND
                                     ------------------------  -------------------------  --------------------------
                                     YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,
                                     ------------------------  ------------------------    --------------------------
CLASS A                                 2000          1999         2000         1999           2000          1999
                                     ----------  ------------  ------------  ----------    --------------  ----------
Shares sold ....................        24,015       41,215       34,255        86,912
Shares issued upon reinvestment
   of dividends ................        23,972        6,159       55,188        21,391
Shares redeemed ................       (68,217)    (110,209)    (249,556)     (655,052)
                                      --------     --------     --------      --------
  Net decrease in Class A shares       (20,230)     (62,835)    (160,113)     (546,749)
                                      ========     ========     ========      ========

                                       SMALLCAP EQUITY FUND           REALTY FUND      MIGHTY MITES(SERVICE MARK) FUND
                                     ------------------------  ------------------------  --------------------------
                                     YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,   YEAR ENDED SEPTEMBER 30,
                                     ------------------------  ------------------------  --------------------------
CLASS AAA                               2000          1999         2000          1999          2000         1999
                                     ----------  ------------  ------------  ----------  --------------  ----------
Shares sold ....................       1,565,308     559,530       437,198        88,324      972,257    2,294,614
Shares issued upon reinvestment
   of dividends ................          51,436          --         6,839         6,914      111,673        4,333
Shares redeemed ................      (1,182,888)   (459,943)     (365,888)      (76,095)    (791,596)  (2,007,020)
                                      ----------    --------     ---------   -----------   ----------   ----------
   Net increase in Class AAA shares      433,856      99,587        78,149        19,143      292,334      291,927
                                      ==========    ========     =========   ===========   ==========   ==========

CLASS A
Shares sold ....................                                                                3,460
Shares issued upon reinvestment
   of dividends ................                                                                   --
Shares redeemed ................                                                                   --
                                                                                            ---------
   Net increase in Class A shares                                                               3,460
                                                                                            =========

9. FEDERAL INCOME TAX INFORMATION. The Intermediate Bond Fund has capital loss carryforwards for Federal income tax purposes of $261,089 and $107,989 available through September 2003 and 2008, respectively. The Realty Fund has capital loss carryforwards for Federal income tax purposes of $33,537 and $244,003 available through September 2007 and 2008, respectively. These loss carryforwards are available to reduce distributions of net capital gains to shareholders.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Intermediate Bond Fund incurred losses of $115,863 after October 31, 1999. Such losses will be treated, for tax purposes, as arising on October 1, 2000.

10. NEW SHARE CLASSES. On November 16, 1999, the Board of Trustees of the Funds approved an amended and restated Rule 18f-3 Multi Class Plan relating to the creation of two additional classes of shares of the Funds--Class B Shares and Class C Shares (the "New Share Classes"). The existing Retail Class was redesignated as Class AAA, while the existing Service Class was redesignated as Class A. In addition, the Board also approved an Amended andRestated Distribution Agreement, Rule 12b-1 plan for each of the New Share Classes and an Amended and Restated Plan of Distribution for the existing classes of shares (Class AAA Shares and Class A Shares). The Class B and Class C Shares commenced being offered to the public on June 15, 2000.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                           OPERATING PERFORMANCE                                DISTRIBUTIONS TO SHAREHOLDERS
              -------------------------------------------------  -------------------------------------------------------------
                                          NET
                                        REALIZED
              NET ASSET     NET      AND UNREALIZED    TOTAL                     NET                          NET
                VALUE,   INVESTMENT       GAIN          FROM        NET       REALIZED                   ASSET VALUE,
YEAR ENDED    BEGINNING    INCOME      (LOSS) ON     INVESTMENT  INVESTMENT    GAIN ON        TOTAL         END OF      TOTAL
SEPTEMBER 30  OF PERIOD  (LOSS)(D)   INVESTMENTS(D)  OPERATIONS    INCOME    INVESTMENTS  DISTRIBUTIONS     PERIOD     RETURN+
------------  ---------  ----------  --------------  ----------  ----------  -----------  -------------  ------------  -------
EQUITY FUND
CLASS AAA
2000            $10.46     $(0.00)(c)    $1.86          $1.86      $(0.02)     $(1.18)       $(1.20)        $11.12      19.3%
1999              8.99       0.04         1.72           1.76       (0.06)      (0.23)        (0.29)         10.46      19.8
1998              9.57       0.07        (0.22)         (0.15)      (0.06)      (0.37)        (0.43)          8.99      (1.4)
1997              7.68       0.07         2.72           2.79       (0.07)      (0.83)        (0.90)          9.57      39.6
1996              6.59       0.08         1.59           1.67       (0.06)      (0.52)        (0.58)          7.68      26.9
CLASS A
2000            $10.46     $(0.03)       $1.85          $1.82          --      $(1.18)       $(1.18)        $11.10      19.0%
1999              8.97       0.02         1.73           1.75       (0.03)      (0.23)        (0.26)         10.46      19.5
1998              9.57       0.08        (0.25)         (0.17)      (0.06)      (0.37)        (0.43)          8.97      (1.8)
1997              7.69       0.06         2.71           2.77       (0.06)      (0.83)        (0.89)          9.57      39.3
1996              6.57       0.06         1.58           1.64          --       (0.52)        (0.52)          7.69      26.3


                            RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
              ---------------------------------------------------------------------------

                               NET
              NET ASSETS,   INVESTMENT        EXPENSES            EXPENSES
                 END OF    INCOME (LOSS)       NET OF              BEFORE       PORTFOLIO
YEAR ENDED       PERIOD     TO AVERAGE        WAIVERS/            WAIVERS/       TURNOVER
SEPTEMBER 30   (IN 000'S)   NET ASSETS    REIMBURSEMENTS(A)  REIMBURSEMENTS(B)    RATE
------------  -----------  -------------  -----------------  -----------------  ---------
EQUITY FUND
CLASS AAA
2000            $204,094      (0.00)%          1.48%              1.48%            91%
1999             155,036       0.38            1.49               1.49             67
1998             175,391       0.73            1.47               1.47             77
1997             128,697       1.11            1.53               1.59             61
1996              29,342       1.16            1.50               1.95            106
CLASS A
2000              $2,133      (0.25)%          1.73%              1.73%            91%
1999               2,222       0.13            1.74               1.74             67
1998               2,468       0.46            1.72               1.72             77
1997               3,338       0.85            1.78               1.84             61
1996               1,221       0.92            1.74               2.19            106
-----------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Performance excludes the effect of any front-end sales charge.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.47% (Class AAA) and 1.72% (Class
     A) for 2000,  1.44% (Class AAA) and 1.69% (Class A) for 1999,  1.45% (Class
     AAA) and 1.70% (Class A) for 1998, 1.50% (Class AAA) and 1.75% (Class A) for 1997 and 1.44% (Class AAA) and 1.68% (Class A) for 1996.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Amount  represents less than $0.005 per share.
(d) Per share amounts have been calculated using the monthly average shares outstanding method.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                           OPERATING PERFORMANCE                                DISTRIBUTIONS TO SHAREHOLDERS
              -------------------------------------------------  -------------------------------------------------------------
                                          NET
                                        REALIZED
              NET ASSET     NET      AND UNREALIZED    TOTAL                     NET                          NET
                VALUE,   INVESTMENT       GAIN          FROM        NET       REALIZED                   ASSET VALUE,
YEAR ENDED    BEGINNING    INCOME          ON        INVESTMENT  INVESTMENT    GAIN ON        TOTAL         END OF      TOTAL
SEPTEMBER 30  OF PERIOD     (C)      INVESTMENTS(C)  OPERATIONS    INCOME    INVESTMENTS  DISTRIBUTIONS     PERIOD     RETURN+
------------  ---------  ----------  --------------  ----------  ----------  -----------  -------------  ------------  -------
BALANCED FUND
CLASS AAA
2000            $11.98      $0.27        $1.23          $1.50      $(0.27)     $(0.81)       $(1.08)        $12.40      13.4%
1999             10.98       0.25         1.12           1.37       (0.25)      (0.12)        (0.37)         11.98      12.6
1998             11.49       0.26         0.05           0.31       (0.26)      (0.56)        (0.82)         10.98       2.8
1997              9.71       0.25         2.36           2.61       (0.25)      (0.58)        (0.83)         11.49      28.3
1996              8.47       0.22         1.37           1.59       (0.22)      (0.13)        (0.35)          9.71      19.1
CLASS A
2000            $11.95      $0.24        $1.22          $1.46      $(0.24)     $(0.81)       $(1.05)        $12.36      13.1%
1999             10.96       0.22         1.11           1.33       (0.22)      (0.12)        (0.34)         11.95      12.2
1998             11.46       0.26         0.02           0.28       (0.22)      (0.56)        (0.78)         10.96       2.6
1997              9.69       0.24         2.33           2.57       (0.22)      (0.58)        (0.80)         11.46      28.0
1996              8.45       0.20         1.37           1.57       (0.20)      (0.13)        (0.33)          9.69      18.9


                            RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
              ---------------------------------------------------------------------------

                               NET
               NET ASSETS,   INVESTMENT        EXPENSES            EXPENSES
                 END OF       INCOME           NET OF              BEFORE       PORTFOLIO
YEAR ENDED       PERIOD     TO AVERAGE        WAIVERS/            WAIVERS/       TURNOVER
SEPTEMBER 30   (IN 000'S)   NET ASSETS    REIMBURSEMENTS(A)  REIMBURSEMENTS(B)    RATE
------------  -----------  -------------  -----------------  -----------------  ---------
BALANCED FUND
CLASS AAA
2000            $139,350        2.21%           1.19%              1.19%           65%
1999             160,352        2.06            1.20               1.20            86
1998             128,222        2.37            1.20               1.20            77
1997              67,034        2.60            1.28               1.36           110
1996              23,158        2.62            1.32               1.71           111
CLASS A
2000              $7,720        1.96%           1.44%              1.44%           65%
1999               9,374        1.81            1.45               1.45            86
1998              14,585        2.16            1.45               1.45            77
1997              14,444        2.37            1.53               1.61           110
1996              11,216        2.34            1.57               1.96           111
--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Performance excludes the effect of any front-end sales charge.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.17% (Class AAA) and 1.42% (Class
     A) for 2000,  1.15% (Class AAA) and 1.40% (Class A) for 1999,  1.17% (Class
     AAA) and 1.42% Class A) for 1998, 1.25% (Class AAA) and 1.50% (Class A) for 1997 and 1.24% (Class AAA) and 1.49% (Class A) for 1996.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Per share amounts have been calculated using the monthly average shares outstanding method.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                           OPERATING PERFORMANCE                                DISTRIBUTIONS TO SHAREHOLDERS
              -------------------------------------------------  -------------------------------------------------------------------
                                          NET
                                        REALIZED                                                         IN EXCESS
              NET ASSET     NET      AND UNREALIZED     TOTAL                 IN EXCESS        NET          NET
                VALUE,   INVESTMENT       GAIN          FROM        NET        OF NET        REALIZED     REALIZED
 YEAR ENDED   BEGINNING    INCOME      (LOSS) ON     INVESTMENT  INVESTMENT  INVESTMENT      GAIN ON      GAIN ON          TOTAL
SEPTEMBER 30  OF PERIOD    (LOSS)     INVESTMENTS    OPERATIONS    INCOME      INCOME      INVESTMENTS  INVESTMENTS    DISTRIBUTIONS
------------  ---------  ----------  --------------  ----------  ----------  ----------    -----------  -----------    -------------
CLASS AAA
2000             $9.99     $0.51         $0.09         $0.60       $(0.51)        --             --          --           $(0.51)
1999             10.74      0.50         (0.75)        (0.25)       (0.50)        --             --          --            (0.50)
1998             10.29      0.57          0.45          1.02        (0.57)        --             --          --            (0.57)
1997              9.88      0.68          0.41          1.09        (0.68)        --             --          --            (0.68)
1996              9.98      0.51         (0.10)         0.41        (0.51)        --             --          --            (0.51)


SMALLCAP EQUITY FUND
CLASS AAA
2000            $17.77    $(0.27)        $5.39         $5.12           --         --         $(0.79)         --           $(0.79)
1999             11.18     (0.12)         6.71          6.59           --         --             --          --               --
1998             14.48     (0.09)        (2.39)        (2.48)          --      (0.08)         (0.60)      $(0.14)          (0.82)
1997 (c)         10.00      0.08          4.40          4.48           --         --             --          --               --

              DISTRIBUTIONS TO
                 SHAREHOLDRES                    RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
            ----------------------  ----------------------------------------------------------------------------

                                                      NET
                  NET                NET ASSETS,   INVESTMENT        EXPENSES            EXPENSES
              ASSET VALUE,              END OF    INCOME (LOSS)       NET OF              BEFORE       PORTFOLIO
 YEAR ENDED      END OF      TOTAL      PERIOD      TO AVERAGE        WAIVERS/            WAIVERS/     TURNOVER
SEPTEMBER 30     PERIOD     RETURN+   (IN 000'S)   NET ASSETS    REIMBURSEMENTS(A)  REIMBURSEMENTS(B)    RATE
------------  ------------  -------  -----------  -------------  -----------------  -----------------  ----------
INTERMEDIATE BOND FUND
CLASS AAA
2000           $10.08          6.4%     $ 6,451        5.16%         1.06%                1.94%            67%
1999             9.99         (2.4)       6,214        4.82          1.05                 1.63            108
1998            10.74         10.2        7,618        5.45          1.08                 2.08            232
1997            10.29         11.4        5,912        6.71          1.11                 1.70            628
1996             9.88          4.5        5,496        5.43          1.09                 2.46            309


SMALLCAP EQUITY FUND
CLASS AAA
2000           $22.10         29.4%     $34,911       (1.39)%        1.58%                1.63%           218%
1999            17.77         58.9       20,361       (0.88)         1.62                 1.72            178
1998            11.18        (17.7)      11,694       (0.74)         1.72                 2.11            200
1997 (c)        14.48         44.8        8,546        1.89(d)       1.89(d)              2.45(d)         146
--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end
     of  the  period  including  reinvestment  of  dividends.   Performance
     excludes the effect of any front-end sales charge.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio would be 1.00% (Intermediate
     Bond Fund), and 1.50% (SmallCap Equity Fund), respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Period from April 15, 1997  (inception  date of Fund) to September 30, 1997.
(d) Annualized.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                           OPERATING PERFORMANCE                                DISTRIBUTIONS TO SHAREHOLDERS
              -------------------------------------------------  -------------------------------------------------------------
                                          NET
                                        REALIZED                                           IN EXCESS
              NET ASSET              AND UNREALIZED    TOTAL                     NET          NET                         NET
                VALUE,       NET         GAIN          FROM         NET       REALIZED     REALIZED                   ASSET VALUE,
YEAR ENDED    BEGINNING  INVESTMENT    (LOSS) ON     INVESTMENT  INVESTMENT    GAIN ON      GAIN ON        TOTAL         END OF
SEPTEMBER 30  OF PERIOD    INCOME    INVESTMENTS     OPERATIONS    INCOME    INVESTMENTS  INVESTMENTS  DISTRIBUTIONS     PERIOD
------------  ---------  ----------  --------------  ----------  ----------  -----------  -----------  -------------  ------------
REALTY FUND
CLASS AAA
2000            $ 7.61      $0.38        $1.46         $1.84      $(0.35)         --           --         $(0.35)       $ 9.10
1999              8.43       0.22        (0.81)        (0.59)      (0.23)         --           --          (0.23)         7.61
1998             10.00       0.37        (1.37)        (1.00)      (0.33)         --       $(0.24)         (0.57)         8.43
MIGHTY MITES(SERVICE MARK) FUND
CLASS AAA
2000            $12.91      $0.05(g)     $2.76(g)      $2.81      $(0.10)     $(1.62)          --         $(1.72)       $14.00
1999              9.70       0.10         3.20          3.30       (0.09)         --           --          (0.09)        12.91
1998(d)          10.00       0.04        (0.34)        (0.30)         --          --           --             --          9.70
CLASS A
2000 (e)        $13.48      $0.00(f)(g)  $0.52(g)      $0.52          --          --           --             --        $14.00


              DISTRIBUTIONS TO
               SHAREHOLDERS                      RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
             ----------------     ---------------------------------------------------------------------------
                                                   NET
                                  NET ASSETS,   INVESTMENT        EXPENSES           EXPENSES
                                    END OF     INCOME (LOSS)       NET OF             BEFORE         PORTFOLIO
YEAR ENDED         TOTAL            PERIOD      TO AVERAGE        WAIVERS/            WAIVERS/       TURNOVER
SEPTEMBER 30      RETURN+         (IN 000'S)     NET ASSETS    REIMBURSEMENTS(A)  REIMBURSEMENTS(B)    RATE
------------      -------        -----------   --------------  -----------------  -----------------  ---------
REALTY FUND
CLASS AAA
2000              24.9%            $ 2,845         4.52%           1.73%               4.14%            74%
1999              (5.7)              1,784         4.32            1.60                3.68             55
1998             (10.5)              1,815         3.87            1.70                3.95            142
MIGHTY MITES
CLASS AAA
2000              23.0%            $15,165         0.38%           1.50%               2.01%            66%
1999              34.2              10,205         0.94            1.01                2.32             88
1998(d)           (3.0)              4,838         1.60(c)         2.05(c)             4.50(c)          18
CLASS A
2000 (e)           3.9%            $    49         0.13%(c)        1.75%(c)            2.26%(c)         66%
---------------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized. Performance excludes the effect of any front-end sales charge.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Realty Fund, Mighty Mites Fund Class AAA and Mighty Mites Fund Class A would be 1.50%, 1.50% and 1.75%, respectively for the period ended September 30, 2000. For the year ended September 30, 1999, Realty and Mighty Mites Funds would be 1.50% and 1.00%, respectively, and for the year ended September 30, 1998, for Realty and Mighty Mites would be 1.50% and 2.00%, respectively.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Annualized.
(d)  Period from May 11, 1998  (inception  date of Class AAA) to  SeptembeR  30,
     1998.
(e)  Period from June 15, 2000 (offering date of Class A) to September 30, 2000.
(f)  Amount represents less than $0.005 per share.
(g) Per share amounts have been calculated using the monthly average shares outstanding method.

                 See accompanying notes to financial statements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Gabelli Westwood Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Westwood Equity Fund, The Gabelli Westwood Balanced Fund, The Gabelli Westwood Intermediate Bond Fund, The Gabelli Westwood SmallCap Equity Fund, The Gabelli Westwood Realty Fund and The Gabelli Westwood Mighty Mites Fund constituting The Gabelli Westwood Funds, hereafter referred to as the "Fund") at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
November 14, 2000

--------------------------------------------------------------------------------
                   2000 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividend paid by the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund (collectively, the "Funds") during fiscal 2000 which was derived from U.S. Treasury securities was 0.00%, 19.47%, 51.99%, 0.00%, 0.00% and 1.07%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Funds did not meet this strict requirement in 2000. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.

   THE GABELLI WESTWOOD EQUITY FUND
   33.44% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund paid to shareholders, on December 20, 1999, a long-term capital gain totaling $0.697 per share.

   THE GABELLI WESTWOOD BALANCED FUND
   20.82% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund paid to shareholders, on December 20, 1999, a long-term capital gain totaling $0.57 per share.

   THE GABELLI WESTWOOD  INTERMEDIATE  BOND FUND; THE GABELLI WESTWOOD REALTY
   FUND
   None of the ordinary income dividend qualifies for the dividend received deduction available to corporations.

   THE GABELLI MIGHTY MITES FUND
   13.26% of the ordinary income dividend qualifies for the dividend received deduction available to corporations.

   THE GABELLI WESTWOOD SMALLCAP EQUITY FUND
   7.83% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund paid to shareholders, on December 20, 1999, a long-term capital gain totaling $0.468 per share.
--------------------------------------------------------------------------------

                           THE GABELLI WESTWOOD FUNDS
                           ==========================
                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                         MIGHTY MITES(SERVICE MARK) FUND



                   GABELLI WESTWOOD FUNDS -- CLASS AAA SHARES
                ------------------------------------------------
                Average Annual Returns -- September 30, 2000 (a)

                                                                                    Since       Inception
                                           1 Year       5 Year      10 Year       Inception       Date
                                          ------------------------------------------------------------------
    Equity ........................         19.29%          20.06%      17.76%     15.23%         01/02/87
    Balanced ......................         13.39           14.92          --      13.98          10/01/91
    Intermediate Bond .............          6.40            5.90          --       6.24          10/01/91
    SmallCap Equity ...............         29.35              --          --      29.52          04/15/97
    Realty ........................         24.87              --          --       1.77          09/30/97
    Mighty Mites(Service Mark) ....         22.98              --          --      21.72          05/11/98

                    GABELLI WESTWOOD FUNDS -- CLASS A SHARES
               ---------------------------------------------------
               Average Annual Returns -- September 30, 2000 (a)(b)

                                                                                Since           Inception
                                              1 Year              5 Year      Inception           Date
                                         -------------------------------------------------------------------
    Equity ........................           14.16%              18.75%        17.50%           01/28/94
    Balanced ......................            8.51               13.70         13.54            04/06/93
    Mighty Mites(Service Mark) ....              --                  --          3.86(c)         06/15/00(d)

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.
(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.
(c) Not annualized.
(d) Offering date.

                           THE GABELLI WESTWOOD FUNDS
                           ==========================
                              One Corporate Center
                            Rye, New York 10580-1434
                        GENERAL AND ACCOUNT INFORMATION:
                         1-800-GABELLI [1-800-422-3554]
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com


                                Board of Trustees

         SUSAN M. BYRNE                       JAMES P. CONN
         President and Chief                  Former Chief Investment Officer
         Investment Officer                   Financial Security Assurance
                                              Holdings Ltd.
         KARL OTTO POHL
         Former President                     WERNER J. ROEDER, MD
         Deutche Bundesbank                   Medical Director
                                              Lawrence Hospital
         ANTHONY J. COLAVITA
         Attorney-at-Law
         Anthony J. Colavita, P.C.



                                    Officers

         SUSAN M. BYRNE                       BRUCE N. ALPERT
         President and                        Vice President and Treasurer Chief
         Investment Officer
                                              PATRICIA R. FRAZE
         LYNDA J. CALKIN, CFA                       Vice President
         Vice President

         JAMES E. McKEE
         Secretary


                               Investment Adviser
                               ------------------
                             Gabelli Advisers, Inc.
                             Investment Sub-Adviser
                         Westwood Management Corporation

                                   Distributor
                                   -----------
                             Gabelli &Company, Inc.

                                    Custodian
                                    ---------
                              The Bank of New York

                                  Legal Counsel
                                  -------------
                      Paul, Hastings, Janofsky & Walker LLP

                             Independent Accountants
                             -----------------------
                           PricewaterhouseCoopers LLP

--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of The Gabelli Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABWWQ300SR

                                       THE
                                     GABELLI
                                    WESTWOOD
                                      FUNDS



                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                         MIGHTY MITES(SERVICE MARK) FUND


                                  ANNUAL REPORT
                               SEPTEMBER 30, 2000